UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Core Plus Bond Fund

Semi-Annual Report	April 30, 2021
INVESTMENT ADVISOR: PATHSTONE FAMILY OFFICE, LLC

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021

TABLE OF CONTENTS

Schedules of Investments	1

The Cornerstone Advisors Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.6%

	Shares	Value

AUSTRALIA — 1.4%

Alliance Aviation Services, Cl A	23,600	$76,357

Amcor	4,047	47,232

Australia & New Zealand Banking Group	3,888	86,080

Aventus Group ‡	48,000	109,821

Bigtincan Holdings *	122,348	81,998

Brambles	1,111	8,901

Commonwealth Bank of Australia	1,804	123,740

CSL	1,333	278,448

Dexus ‡	8,112	63,553

Fortescue Metals Group	26,069	453,659

Harvey Norman Holdings	29,200	118,545

Medibank Pvt	21,609	51,271

Metcash	38,800	106,108

Mineral Resources	101,119	3,719,586

Mirvac Group ‡	16,929	35,081

Money3	53,800	129,308

National Australia Bank	3,804	78,125

New Hope	39,700	35,629

Newcrest Mining	4,891	99,922

NEXTDC *	21,718	193,906

NRW Holdings	54,900	82,258

Oil Search	10,684	31,276

Qantas Airways	21,500	81,985

Regis Resources	26,300	52,677

Rio Tinto	1,440	134,392

Sandfire Resources	16,200	83,864

Tabcorp Holdings	19,477	74,570

Telstra	3,793	9,905

COMMON STOCK (continued)

	Shares	Value

AUSTRALIA (continued)

Vita Group	82,500	$52,750

Wesfarmers	2,256	94,038

Westpac Banking	562	10,815

		6,605,800

AUSTRIA — 0.1%

AT&S Austria Technologie & Systemtechnik	5,500	211,928

BAWAG Group *	5,500	297,162

Erste Group Bank *	1,877	66,796

Vienna Insurance Group Wiener Versicherung Gruppe	4,200	112,603

		688,489

BELGIUM — 0.1%

Ageas	173	10,474

Ascencio ‡	1,200	66,797

Bekaert	5,300	232,831

EVS Broadcast Equipment	4,600	97,335

Solvay	80	10,176

Tessenderlo Group *	1,400	59,752

UCB	586	54,291

		531,656

BERMUDA — 0.5%

Teekay LNG Partners LP (A)	152,006	2,264,889

BRAZIL — 0.2%

Banco Santander Brasil	4,000	28,446

Cia Siderurgica Nacional	7,000	63,711

Cosan	2,322	38,689

Cyrela Brazil Realty Empreendimentos e Participacoes	30,100	130,772

Embraer *	65,700	182,028

JBS	10,200	56,708

Meliuz *	26,300	160,694

Suzano *	4,276	54,276

Telefonica Brasil	5,272	41,781

Vale	2,900	58,571

		815,676

CANADA — 3.0%

Agnico Eagle Mines	1,814	113,372

Altus Group	3,100	156,646

Artis Real Estate Investment Trust ‡	12,400	109,660

Atco, Cl I	1,300	44,622

AutoCanada *	7,009	270,062

Bank of Nova Scotia	15,000	955,172

Barrick Gold	13,600	289,781

Bausch Health *	20,764	668,455

Boardwalk ‡	4,467	133,230

Canadian Apartment Properties ‡	1,800	80,016

Canadian Imperial Bank of Commerce	1,800	187,124

Canadian National Railway	2,487	267,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)

Canadian Pacific Railway	5,978	$2,230,571

CGI, Cl A *	112	9,909

CI Financial	2,000	32,152

Cogeco	1,400	110,004

Constellation Software	268	393,323

Docebo *	3,000	159,159

Dollarama	227	10,578

Empire	3,500	110,084

Enbridge	893	34,443

Fairfax Financial Holdings	200	91,377

Franco-Nevada	1,000	139,308

Genetron Holdings ADR *	1,911	40,437

Hardwoods Distribution	4,700	135,897

iA Financial	2,400	135,157

Intertape Polymer Group	11,500	283,021

K92 Mining *	17,300	112,880

Lululemon Athletica *	5,405	1,812,134

Lundin Mining	166,800	2,015,198

Methanex	4,000	146,052

Metro, Cl A	1,286	58,925

Newmont	200	12,477

Open Text	2,442	114,992

Parkland	2,978	95,653

Pizza Pizza Royalty	12,900	113,242

Quebecor, Cl B	7,700	207,041

Saputo	344	10,932

Shopify, Cl A *	1,541	1,822,248

Sleep Country Canada Holdings	6,100	172,457

Teck Resources, Cl B	12,306	260,407

Thomson Reuters	1,000	92,739

Waste Connections	1,310	156,051

West Fraser Timber	1,350	104,231

Wheaton Precious Metals	3,708	153,822

		14,652,791

CHILE — 0.0%

Banco de Chile	466,746	49,976

Banco Santander Chile	985,230	54,063

Empresas CMPC	3,263	9,067

Falabella	13,787	62,269

		175,375

CHINA — 4.2%

Alibaba Group Holding ADR *	30,127	6,957,831

Anhui Conch Cement, Cl H	52,000	310,705

Bank of China, Cl H	962,000	383,024

Bank of Communications, Cl H	51,000	32,636

Burning Rock Biotech ADR *	3,700	112,850

China Citic Bank, Cl H	82,000	43,010

China Communications Services, Cl H	996,000	432,695

China Construction Bank, Cl H	50,000	39,590

China Medical System Holdings	484,000	1,123,429

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)

China National Building Material, Cl H	164,000	$238,265

China Petroleum & Chemical, Cl H	84,000	41,633

China Resources Beer Holdings	4,000	32,275

China Shenhua Energy, Cl H	22,500	46,927

Country Garden Holdings	74,000	88,152

GDS Holdings ADR *	33,437	2,774,268

Industrial & Commercial Bank of China, Cl H	887,000	577,530

Jiangxi Copper, Cl H	26,000	63,813

Metallurgical Corp of China, Cl H	240,000	56,641

New Oriental Education & Technology Group ADR *	10,790	164,655

Powerlong Real Estate Holdings	130,000	136,937

Sihuan Pharmaceutical Holdings Group	508,000	203,270

TAL Education Group ADR *	700	39,865

Tencent Holdings	19,700	1,583,200

Tencent Holdings ADR	46,627	3,714,307

Want Want China Holdings	1,308,000	948,464

		20,145,972

CZECH REPUBLIC — 0.1%

Komercni banka as	12,665	384,172

Moneta Money Bank *	19,914	74,061

		458,233

DENMARK — 1.1%

AP Moller - Maersk, Cl B	188	466,592

Chr Hansen Holding	1,064	97,812

Dfds *	1,800	106,568

DSV PANALPINA	241	53,824

Netcompany Group	1,777	185,150

Novo Nordisk, Cl B	2,916	213,887

Novozymes, Cl B	2,359	167,522

Royal Unibrew	1,881	229,779

Scandinavian Tobacco Group .	16,398	298,924

Sydbank	2,800	83,651

Tryg	936	21,444

Vestas Wind Systems	76,790	3,171,467

		5,096,620

FINLAND — 0.3%

Cargotec, Cl B	3,200	185,513

Kone, Cl B	873	68,579

Konecranes, Cl A	3,005	138,441

Metso Outotec	33,940	381,278

Neste	2,442	147,970

Nokia	16,209	76,829

Nordea Bank Abp *	5,559	57,760

Orion, Cl B	1,821	80,632

Tokmanni Group	7,053	181,461

UPM-Kymmene	1,082	42,343

		1,360,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

FRANCE — 3.2%

Air France-KLM *	5,000	$27,868

Air Liquide	3,446	580,513

AXA	41,503	1,173,832

Cie de Saint-Gobain	10,485	661,796

Cie des Alpes	3,400	97,491

Coface	25,687	313,456

Dassault Systemes	1,652	383,223

Derichebourg	15,800	132,779

Engie	2,277	33,863

EssilorLuxottica	61	10,150

Fnac Darty	4,522	318,856

Hermes International	1,836	2,304,464

Kaufman & Broad	2,600	118,158

Klepierre ‡	1,437	38,112

L’Oreal	5,460	2,242,698

LVMH Moet Hennessy Louis Vuitton	3,964	2,984,307

Maisons du Monde	6,200	150,720

McPhy Energy *	1,057	38,327

Mersen	1,405	48,817

Orange	27,548	342,789

Pernod Ricard	48	9,851

Prodware	8,000	57,708

Safran	10,038	1,498,634

Sanofi	3,716	389,886

SCOR *	3,400	109,999

TOTAL	23,476	1,039,354

Unibail-Rodamco-Westfield ‡	591	48,735

Vicat	2,700	135,687

Virbac *	909	295,070

		15,587,143

GERMANY — 2.1%

Aareal Bank	1,800	50,639

adidas	4,785	1,477,605

Allianz	5,238	1,362,760

CropEnergies	8,300	106,573

Daimler	16,790	1,494,763

Deutsche Boerse	683	117,669

Deutsche Post	4,987	293,517

Deutsche Telekom	7,987	153,639

Deutsche Wohnen	2,983	161,385

Duerr	3,238	136,096

DWS Group GmbH & KGaA	3,015	131,943

flatexDEGIRO *	1,745	223,850

Freenet	5,500	133,901

Fresenius & KGaA	556	27,326

Hamburger Hafen und Logistik	3,300	81,253

HelloFresh *	1,356	112,488

Hornbach Holding & KGaA	890	83,193

Ibu-Tec Advanced Materials * .	1,631	77,455

Merk	852	149,705

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)

Muenchener Rueckversicherungs- Gesellschaft in Muenchen	242	$70,016

Nordex *	4,800	138,846

QIAGEN *	2,399	116,897

SAP	2,964	416,073

Scout24	12,014	998,651

SGL Carbon *	13,200	98,234

Siemens	1,834	306,089

Siemens Energy *	917	30,649

Siltronic	900	151,701

SMA Solar Technology	2,425	138,485

SUESS MicroTec *	8,214	267,127

Symrise, Cl A	1,082	139,710

TAG Immobilien	5,496	169,881

VERBIO Vereinigte BioEnergie	4,900	246,953

Wuestenrot & Wuerttembergische	3,300	71,811

zooplus *	1,700	537,528

		10,274,411

GREECE — 0.0%

FF Group *(B)(C) (D)	6,400	–

Motor Oil Hellas Corinth Refineries	4,400	67,976

		67,976

HONG KONG — 1.4%

AIA Group	12,000	153,263

ANTA Sports Products	15,000	270,080

ASM Pacific Technology	600	9,086

Brightoil Petroleum Holdings *	139,000	26,842

Brilliance China Automotive Holdings	344,000	323,285

CanSino Biologics, Cl H *	1,400	70,215

China Huishan Dairy Holdings *	166,000	–

China Resources Cement Holdings	60,000	65,418

China Resources Gas Group	6,000	32,571

China SCE Group Holdings	191,000	89,761

China Vanke, Cl H	20,600	72,144

CSPC Pharmaceutical Group	15,040	18,646

CT Environmental Group *(C) (D)	250,000	5,471

Dawnrays Pharmaceutical Holdings	407,000	83,310

Far East Horizon	62,000	71,289

Galaxy Entertainment Group	251,315	2,209,692

Guangzhou R&F Properties	40,000	51,275

Hang Seng Bank	600	11,770

Henderson Land Development	5,008	22,278

Hua Han Health Industry Holdings *(B)(C)	564,000	–

Jardine Matheson Holdings	2,300	154,652

Jiangsu Expressway, Cl H	8,000	9,438

Kerry Properties	17,500	59,095

Kingboard Holdings	16,500	97,701

Lee & Man Paper Manufacturing	74,000	64,505

Lenovo Group	78,000	106,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)

Link ‡	9,500	$89,847

Longfor Group Holdings	24,000	149,535

MTR	6,500	36,231

NetDragon Websoft Holdings .	38,000	106,890

Nine Dragons Paper Holdings .	565,000	776,576

Postal Savings Bank of China, Cl H	68,000	44,371

Sunny Optical Technology Group	17,100	416,525

Superb Summit International Group *(B)(C)	75,000	–

Swire Properties	17,800	53,166

Techtronic Industries	2,500	45,445

Tianyun International Holdings	489,000	102,977

WH Group	994,000	869,106

Wharf Real Estate Investment	13,000	74,705

Yadea Group Holdings	20,000	43,866

		6,888,024

HUNGARY — 0.0%

Magyar Telekom Telecommunications	55,700	77,201

INDIA — 1.6%

Adani Green Energy *	19,910	273,884

Bajaj Auto	1,435	74,271

Firstsource Solutions	93,800	142,842

GHCL	20,200	64,359

HCL Technologies	2,581	31,323

Hindalco Industries	83,099	408,806

Housing Development Finance	3,459	113,013

Infosys ADR	35,371	639,508

IRB Infrastructure Developers	67,500	95,319

Larsen & Toubro	3,709	67,120

Maruti Suzuki India	681	59,351

Nandan Denim *	75,791	30,798

NHPC	302,000	98,869

Nucleus Software Exports	9,000	64,864

Oil India	51,808	85,399

Reliance Industries	156,605	4,133,229

Tata Consultancy Services	11,772	482,442

Tata Steel	55,553	775,481

		7,640,878

INDONESIA — 0.1%

Adaro Energy	758,600	65,383

Bank Central Asia	90,400	200,419

		265,802

IRELAND — 0.6%

Accenture, Cl A	2,052	595,019

CRH PLC	1,259	59,380

Dalata Hotel Group *	12,100	65,608

Flutter Entertainment *	547	112,106

James Hardie Industries	12,382	409,201

Kingspan Group	135	12,020

COMMON STOCK (continued)

	Shares	Value

IRELAND (continued)

Seagate Technology	16,400	$1,522,576

		2,775,910

ISRAEL — 0.2%

Bank Hapoalim *	6,219	49,654

Bank Leumi Le-Israel *	58,088	409,147

Bezeq The Israeli Telecommunication *	83,263	90,662

Check Point Software Technologies *	308	35,977

Elbit Systems	638	87,651

Kornit Digital *	1,175	114,868

Mehadrin *	1	35

Mizrahi Tefahot Bank *	2,005	56,477

Plus500	3,800	74,521

Teva Pharmaceutical Industries ADR *	2,157	23,080

		942,072

ITALY — 0.2%

ACEA	1,700	38,608

ASTM	2,500	77,545

Ferrari	310	66,396

FinecoBank Banca Fineco	6,000	103,298

FNM	70,000	55,544

Intesa Sanpaolo	33,239	92,751

Iren	58,300	173,827

Moncler	1,756	107,712

Unipol Gruppo	50,215	274,991

		990,672

JAPAN — 4.5%

ADEKA	1,400	27,272

Aichi Steel	1,500	45,910

Aiphone	4,800	75,454

Air Water	3,500	57,965

Aisan Industry	7,800	55,169

Araya Industrial	4,000	59,475

Asahi Kasei	13,000	136,970

Asanuma	2,000	81,343

ASKUL	6,488	237,460

Bridgestone	300	12,015

Brother Industries	36,000	761,241

Canon	2,000	47,635

Capcom	3,200	103,944

Central Japan Railway	100	14,626

Chugai Pharmaceutical	3,915	146,907

Chugoku Electric Power	1,800	20,093

Daiwabo Holdings	7,000	109,461

Eco’s	2,200	37,301

ENEOS Holdings	21,250	91,619

FJ Next	9,100	84,930

Fuji	1,700	45,280

FUJIFILM Holdings	1,600	103,753

Fujitec	9,100	205,664

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

Fujitsu	1,700	$270,734

Furuno Electric	7,400	72,111

Grandy House	13,900	57,233

Gunma Bank	27,900	91,136

H.U. Group	6,500	212,622

Hennge *	2,800	199,835

Hokko Chemical Industry	8,500	79,330

Ibiden	4,700	222,765

Idemitsu Kosan	2,176	52,105

Innotech	7,600	90,749

I-O Data Device, Cl O	7,000	69,238

ITOCHU	54,000	1,683,887

Iwatani	1,500	94,016

Japan Aviation Electronics Industry	4,700	83,989

Japan Exchange Group	3,800	89,063

Japan Post Bank	1,000	9,141

Japan Post Holdings	1,100	9,236

Kaga Electronics	2,500	55,151

Kanamoto	3,900	95,528

Kaneka	2,500	97,333

KDDI	7,034	212,777

Keio	1,039	67,498

Keyence	400	192,223

Kitagawa	3,700	50,782

Kitano Construction	2,400	52,199

Lasertec	924	163,511

Makita	800	35,978

Marubeni	10,000	83,137

MinebeaMitsumi	5,237	131,344

MISUMI Group	7,000	197,273

Mitsubishi	34,100	942,282

Mitsubishi Heavy Industries	2,000	59,420

Mitsubishi UFJ Financial Group	10,200	53,945

Mitsui	28,848	608,028

Mizuho Financial Group	66,350	931,899

Mizuho Leasing	2,200	65,724

Mory Industries	3,000	68,872

MS&AD Insurance Group Holdings	300	8,496

Murata Manufacturing	4,400	350,382

NEC	7,100	413,176

Nichias	4,836	126,155

Nidec	800	92,634

Nintendo	1,000	573,611

Nippon Soda	2,700	78,438

Nippon Telegraph & Telephone	65,000	1,638,530

Nishi-Nippon Financial Holdings	5,800	37,202

Nissan Motor	114,500	573,810

Nissin Foods Holdings	900	63,821

Nitto Fuji Flour Milling	1,300	86,952

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

Nomura Real Estate Holdings .	4,900	$120,606

Nomura Research Institute	4,290	132,088

NSK	14,500	133,471

NTT Data	700	10,876

Obic	500	96,669

Ono Pharmaceutical	5,000	125,858

Oriental Land	2,000	283,192

Otsuka Holdings	1,061	40,784

Raccoon Holdings	5,600	163,967

Raysum	6,200	47,993

Resona Holdings	228,300	937,933

Ryoden	5,800	86,769

Sakai Heavy Industries	1,500	28,411

Sakai Ovex	4,400	119,371

San-In Godo Bank	11,300	51,801

Sanko Metal Industrial	2,900	66,125

Sekisui House	3,700	74,785

SG Holdings	2,600	59,094

Shibaura Mechatronics	2,900	158,679

Shimadzu	2,700	94,496

Shinko Electric Industries	14,600	471,571

Shizuoka Bank	6,000	45,951

SK-Electronics	3,200	36,922

Sojitz	21,300	63,536

Soken Chemical & Engineering	4,900	93,481

Sompo Holdings	2,000	74,298

Sony Group	6,400	638,302

St.-Care Holding	10,800	116,410

Sugi Holdings	1,532	117,749

Sumitomo	612	8,332

Sumitomo Mitsui Financial Group	4,000	139,153

Tachibana Eletech	3,700	52,949

Takeuchi Manufacturing	6,500	175,153

TechnoPro Holdings	1,247	91,622

THK	7,392	251,946

Toho Gas	900	49,986

Tokai Carbon	10,900	177,328

Tokai Rika	44,800	723,916

Tokio Marine Holdings	1,600	76,567

Tokyo Gas	1,764	35,719

Tokyo Tatemono	10,127	149,463

Tomoku	4,400	71,582

Towa Bank	7,600	42,211

Toyo Suisan Kaisha	2,000	81,526

Toyota Motor	4,134	307,412

Trend Micro	200	9,516

USS	500	9,063

Yamaguchi Financial Group	10,900	64,329

Yamaya	3,700	78,374

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

Yotai Refractories	11,100	$106,744

Yuasa Trading	1,300	35,328

Yushiro Chemical Industry	6,800	68,566

ZOZO	7,600	256,602

		21,711,363

MALAYSIA — 0.2%

AMMB Holdings	59,700	43,430

CIMB Group Holdings	50,500	51,037

Genting	40,900	49,722

Genting Malaysia	514,200	361,512

Malayan Banking	23,500	47,213

Malaysia Airports Holdings	27,400	40,066

Pantech Group Holdings	311,028	40,621

Paramount	150,920	30,395

RHB Bank	37,300	47,440

		711,436

MEXICO — 0.1%

Cemex	1	1

Coca-Cola Femsa	9,900	46,438

Fomento Economico Mexicano	1,400	10,867

Grupo Aeroportuario del Pacifico, Cl B	13,000	133,825

Grupo Cementos de Chihuahua	13,438	94,796

Grupo Financiero Banorte, Cl O	11,900	67,569

Megacable Holdings	14,000	51,260

Wal-Mart de Mexico	3,000	9,838

		414,594

NETHERLANDS — 3.2%

Accell Group	2,264	116,770

Adyen *	630	1,546,275

Akzo Nobel	88	10,571

ASML Holding	1,434	933,047

ASML Holding, Cl G	5,859	3,797,218

Corbion	2,400	140,577

Koninklijke Philips	575	32,408

NN Group	70,340	3,515,436

NXP Semiconductors	2,150	413,897

OCI *	188,167	4,391,023

Prosus	76	8,245

Signify	5,300	301,457

Unilever	1,713	100,049

Van Lanschot Kempen	2,700	79,042

Wolters Kluwer	2,415	218,513

		15,604,528

NEW ZEALAND — 0.0%

a2 Milk *	7,025	38,457

Fisher & Paykel Healthcare	2,182	56,134

Spark New Zealand	8,632	27,179

Warehouse Group	35,400	86,383

		208,153

COMMON STOCK (continued)

	Shares	Value

NORWAY — 0.1%

DNB	2,570	$55,281

Gjensidige Forsikring	1,717	39,078

Meltwater Holding BV *	25,800	167,371

Mowi	402	9,929

Nordic Semiconductor *	5,000	123,739

Norsk Hydro	16,901	107,936

Pareto Bank *	900	5,406

SpareBank 1 SR-Bank	12,000	155,406

Yara International	196	10,236

		674,382

PHILIPPINES — 0.1%

Bank of the Philippine Islands	33,601	57,781

Converge ICT Solutions *	1,302,032	504,588

SM Investments	3,190	63,668

		626,037

PORTUGAL — 0.0%

Banco Espirito Santo *(B)(C)(D)	66,989	80

EDP - Energias de Portugal	5,646	31,374

		31,454

PUERTO RICO — 0.0%

Popular	2,683	198,435

RUSSIA — 0.6%

Gazprom PJSC ADR	103,263	625,361

LUKOIL PJSC ADR	11,126	859,022

MMC Norilsk Nickel PJSC ADR .	885	30,028

Mobile TeleSystems PJSC ADR	995	8,428

Novatek GDR	50	9,002

Polyus PJSC	330	60,862

Ros Agro GDR	7,600	89,528

Rosneft Oil PJSC GDR	1,426	9,859

Sberbank of Russia PJSC ADR .	13,230	208,240

Surgutneftegas PJSC ADR	2,030	9,094

Tatneft ADR	19,300	777,018

		2,686,442

SAUDI ARABIA — 0.1%

Al Rajhi Bank	483	12,736

Dar Al Arkan Real Estate Development *	103,520	285,950

		298,686

SINGAPORE — 0.2%

Centurion	176,200	45,680

DBS Group Holdings	15,400	346,131

Frencken Group	111,700	130,943

Hong Leong Finance	37,300	70,634

Oversea-Chinese Banking	6,000	55,007

United Overseas Bank	2,600	51,951

Wilmar International	13,800	54,132

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SINGAPORE (continued)

Yanlord Land Group	95,700	$95,646

		850,124

SOUTH AFRICA — 0.3%

Absa Group	8,727	73,685

Bidvest Group	6,014	69,456

Exxaro Resources	12,318	129,529

FirstRand	3,931	13,835

Impala Platinum Holdings	43,400	812,577

Merafe Resources (C) (D)	1,219,900	53,835

MultiChoice Group	8,586	73,880

Nedbank Group	3,546	36,153

Sanlam	12,331	47,632

Standard Bank Group	7,458	60,688

		1,371,270

SOUTH KOREA — 2.4%

Celltrion *	893	213,546

Celltrion Healthcare *	576	58,130

CJ Logistics *	59	9,097

CKD Bio	800	53,436

Daihan Pharmaceutical	3,400	125,932

Daishin Securities	6,200	108,131

Douzone Bizon	1,029	77,983

Fila Holdings	1,191	48,824

Hanon Systems	5,501	80,115

Hanwha Solutions	798	33,036

HLB *	336	9,998

Hyundai Mobis	1,193	289,576

Hyundai Motor	1,230	234,423

INTOPS	4,500	122,983

KB Financial Group	20,700	1,017,926

KB Financial Group ADR	300	14,676

Kia	1,262	87,359

Korea Zinc	24	9,623

KT&G	11,528	853,964

LG	575	65,391

LG Uplus	5,600	66,454

NAVER	734	237,221

NCSoft	104	77,602

Netmarble	498	57,977

NHN KCP *	182	8,345

POSCO	271	88,681

Samsung C&T	403	49,272

Samsung Electronics	86,534	6,340,200

Samsung SDS	52	8,555

Samyang Packaging	4,000	94,215

Shinhan Financial Group	319	11,471

SK Hynix	3,872	445,558

SK Telecom ADR	1,555	46,712

Tovis *	11,300	79,441

Wins	6,000	90,349

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)

Woori Financial Group	6,046	$58,158

Yuhan	1,690	97,691

		11,372,051

SPAIN — 0.6%

Aena SME *	56	9,742

Almirall	13,100	205,689

Amadeus IT Group, Cl A	855	58,283

Befesa	4,331	303,045

Cellnex Telecom	36,685	2,074,687

Grifols	4,464	121,023

Mediaset Espana Comunicacion *	7,700	49,157

Naturhouse Health SAU *	19,700	39,671

Prosegur Cia de Seguridad *	39,500	122,807

Red Electrica	1,884	34,599

Repsol	1,522	18,185

		3,036,888

SWEDEN — 1.1%

Assa Abloy, Cl B	4,942	140,866

Betsson	10,400	94,841

BHG Group *	24,414	469,214

Bilia, Cl A	82,600	1,443,089

Boozt *	5,665	131,896

Cloetta, Cl B	49,900	156,204

Elekta, Cl B	15,300	204,770

Essity, Cl B	4,618	150,723

Husqvarna, Cl B	712	9,912

ICA Gruppen	919	42,337

Kindred Group	15,600	269,965

Lundin Energy	2,323	74,419

Mekonomen	14,460	248,016

New Wave Group, Cl B	10,700	114,766

Nobia	18,500	160,840

Proact IT Group	3,699	117,102

Securitas, Cl B	3,100	52,896

Swedbank, Cl A	519	9,119

Tele2, Cl B	3,286	42,445

Telefonaktiebolaget LM Ericsson, Cl B	46,399	635,458

Volvo, Cl B	34,200	835,654

		5,404,532

SWITZERLAND — 1.3%

Bachem Holding, Cl B	314	159,364

Bellevue Group	1,600	67,802

Cie Financiere Richemont, Cl A	445	45,628

Comet Holding	438	112,228

EFG International	12,300	107,478

Flughafen Zurich	700	125,858

Geberit	505	332,003

Givaudan	109	456,409

Helvetia Holding	600	72,138

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SWITZERLAND (continued)

Kuehne + Nagel International	171	$51,117

Nestle	2,232	266,104

Novartis	3,511	299,718

Roche Holding	7,766	2,530,700

Schindler Holding	591	168,127

SGS	4	11,826

Sika	2,062	615,044

STMicroelectronics	2,384	89,267

Swatch Group	3,448	206,710

Tecan Group	187	91,079

Vetropack Holding	2,000	120,887

VP Bank, Cl A	400	50,370

Zehnder Group	1,700	137,005

Zur Rose Group *	36	11,984

Zurich Insurance Group	329	134,986

		6,263,832

TAIWAN — 2.7%

Acter Group	9,373	67,149

Asustek Computer	6,000	80,370

Capital Securities	161,000	110,882

Cathay Financial Holding	386,000	721,664

Chicony Electronics	19,477	58,678

China Steel	61,000	85,867

Darfon Electronics	48,000	87,843

Dimerco Express	37,000	105,599

Evergreen Marine Taiwan *	322,000	915,166

Far Eastern New Century	49,939	59,324

Formosa Plastics	3,200	12,107

Fubon Financial Holding	30,000	68,612

Giant Manufacturing	17,288	220,787

Grand Pacific Petrochemical	130,000	156,282

Hiwin Technologies	4,798	72,770

Hon Hai Precision Industry	119,302	491,387

Innolux	105,000	113,745

Jarllytec	32,000	91,077

Mega Financial Holding	75,683	88,401

Novatek Microelectronics	33,000	735,259

Phison Electronics	9,000	195,037

Sea ADR *	8,829	2,229,676

Taiwan Cooperative Financial Holding	19,318	14,760

Taiwan Hon Chuan Enterprise	29,000	81,583

Taiwan Semiconductor Manufacturing	109,625	2,320,487

Taiwan Semiconductor Manufacturing ADR	26,623	3,107,969

United Microelectronics	76,000	152,562

USI	353,000	523,864

		12,968,907

THAILAND — 0.3%

Bangkok Dusit Medical Services, Cl F (C) (D)	159,617	111,238

COMMON STOCK (continued)

	Shares	Value

THAILAND (continued)

Bangkok Expressway & Metro (C) (D)	49,625	$12,750

Hana Microelectronics	35,500	63,276

Pruksa Holding	113,000	46,452

PTT (C) (D)	62,100	79,775

Quality Houses	641,600	49,041

Sri Trang Gloves Thailand	89,200	126,764

Susco	1,073,500	112,392

Thanachart Capital	736,500	839,687

		1,441,375

TURKEY — 0.0%

Eregli Demir ve Celik Fabrikalari	35,332	81,259

Turk Hava Yollari AO *	1	2

Turkiye Sise ve Cam Fabrikalari	68,156	61,827

		143,088

UKRAINE — 0.0%

Ferrexpo	26,600	161,197

UNITED KINGDOM — 4.0%

3i Group	11,579	205,006

888 Holdings	41,800	246,266

Admiral Group	1,330	57,473

Antofagasta	5,378	138,555

ASOS *	2,582	186,138

Aston Martin Lagonda Global Holdings *	4,165	111,561

AstraZeneca	2,550	271,696

B&M European Value Retail	19,479	152,208

BAE Systems	106,643	745,525

Barratt Developments	396,562	4,228,008

Bellway	3,273	163,268

Berkeley Group Holdings	152	9,713

BHP Group	328	9,895

BT Group, Cl A	5,288	12,046

Bunzl	1,986	63,824

CareTech Holdings	11,800	91,585

Conduit Holdings *	23,322	173,283

ConvaTec Group	70,857	213,523

Cranswick	1,996	102,820

Croda International	646	60,345

Devro	30,000	84,934

Drax Group	22,600	127,531

easyJet	7,000	100,153

Electrocomponents	20,832	306,687

Endava ADR *	2,142	193,937

Experian	246	9,485

Ferguson	3,003	378,729

Fevertree Drinks	5,300	183,574

GlaxoSmithKline	46,900	867,672

Halfords Group	68,400	356,127

Halma	1,439	51,432

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)

Headlam Group	10,500	$66,704

Hon Hai Precision Industry GDR	117,800	950,646

HSBC Holdings	110,347	690,040

IMI	3,254	71,633

Inchcape	7,100	76,629

International Personal Finance	32,400	57,096

Intertek Group	116	9,833

J Sainsbury	38,468	126,281

Land Securities Group ‡	1,073	10,681

Linde	877	250,682

Lloyds Banking Group	19,667	12,341

London Stock Exchange Group	1,189	121,513

Lookers *	149,200	135,994

Man Group	13,000	30,189

MaxCyte *	3,800	47,652

Natwest Group	28,151	76,434

Ocado Group *	16,187	468,783

OSB Group	48,900	323,618

Petrofac	15,200	27,625

Pets at Home Group	19,400	119,011

Reckitt Benckiser Group	2,668	237,695

Redrow	18,761	179,088

RELX	358	9,293

Rentokil Initial	10,538	72,825

Restaurant Group	85,889	142,340

Rio Tinto	3,856	323,566

Royal Mail	44,064	301,837

Segro ‡	16,734	232,375

Serco Group	71,607	138,548

Severfield	96,800	104,809

Severn Trent	426	14,573

Spirax-Sarco Engineering	1,131	184,546

Stagecoach Group	57,600	71,673

Standard Chartered	7,770	55,757

SThree	17,600	97,590

Stock Spirits Group	32,806	123,687

Synthomer	27,957	196,331

Tate & Lyle	16,900	186,717

Tesco	608,621	1,857,576

Vesuvius	24,456	181,709

Vodafone Group	28,445	53,740

Watches of Switzerland Group *	16,051	162,485

Weir Group	11,492	304,246

WH Smith	3,900	97,461

WM Morrison Supermarkets	63,568	152,623

XLMedia *(C) (D)	89,307	63,519

		19,122,993

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — 55.4%

Communication Services — 7.6%

Activision Blizzard	12,250	$1,117,077

Alphabet, Cl A *	3,520	8,284,320

AT&T	42,063	1,321,199

Charter Communications, Cl A *	988	665,369

Comcast, Cl A	15,738	883,689

Electronic Arts	2,801	397,966

Facebook, Cl A *	32,787	10,658,398

iHeartMedia *	10,092	193,161

Match Group *	224	34,861

Netflix *	1,678	861,603

Nexstar Media Group, Cl A	3,599	530,528

Roku, Cl A *	1,301	446,204

Scholastic	5,173	156,897

Spotify Technology *	4,678	1,179,417

Take-Two Interactive Software *	2,263	396,885

TechTarget *	1,662	127,475

TEGNA	6,989	140,199

T-Mobile US *	26,092	3,447,536

TripAdvisor *	2,667	125,696

Twitter *	7,276	401,781

Verizon Communications	31,186	1,802,239

Walt Disney	19,354	3,600,231

		36,772,731

Consumer Discretionary — 8.5%

Aaron’s	6,962	215,056

Academy Sports & Outdoors * .	6,308	194,349

Advance Auto Parts	767	153,523

Amazon.com *	3,149	10,918,906

American Eagle Outfitters	22,916	792,206

Asbury Automotive Group *	2,736	543,397

AutoZone *	397	581,256

BJ’s Restaurants *	4,175	254,633

Boot Barn Holdings *	8,105	571,727

BorgWarner	21,500	1,044,470

Boyd Gaming *	3,457	228,681

Brunswick	1,943	208,154

Callaway Golf	4,792	138,728

Carnival *	7,210	201,592

Century Communities	3,147	232,689

Chewy, Cl A *	433	34,519

Chipotle Mexican Grill, Cl A *	6	8,952

Crocs *	2,624	262,715

Dana	14,779	373,909

Deckers Outdoor *	514	173,835

Dick’s Sporting Goods	2,417	199,596

Dollar General	1,600	343,600

DR Horton	7,200	707,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)

eBay	5,859	$326,874

Five Below *	934	187,986

Ford Motor *	39,400	454,676

Fox Factory Holding *	1,756	269,072

Funko, Cl A *	8,521	183,542

General Motors *	18,600	1,064,292

Genuine Parts	94	11,747

G-III Apparel Group *	6,906	224,376

Harley-Davidson	4,117	199,139

Hasbro	636	63,250

Hilton Grand Vacations *	8,075	359,822

Home Depot	3,212	1,039,628

Jack in the Box	1,623	195,815

Kohl’s	7,119	417,600

Kontoor Brands	3,854	242,147

Las Vegas Sands *	786	48,150

La-Z-Boy, Cl Z	6,135	272,762

Lennar, Cl A	3,900	404,040

Lithia Motors, Cl A	448	172,202

Lowe’s	1,584	310,860

Marriott Vacations Worldwide	1,088	193,261

McDonald’s	2,474	584,062

MDC Holdings	3,323	194,927

Modine Manufacturing *	16,144	262,824

NIKE, Cl B	3,326	441,094

Norwegian Cruise Line Holdings *	6,386	198,285

O’Reilly Automotive *	413	228,339

Peloton Interactive, Cl A *	2,580	253,743

Penske Automotive Group	2,497	218,962

Rent-A-Center, Cl A	3,403	195,843

Revolve Group, Cl A *	3,889	188,578

Ruth’s Hospitality Group *	9,483	247,601

Scientific Games, Cl A *	6,733	394,015

SeaWorld Entertainment *	3,417	187,115

Shake Shack, Cl A *	1,193	129,739

Shutterstock	1,878	163,724

Skyline Champion *	5,110	227,037

Sonos *	6,678	267,320

Starbucks	10,200	1,167,798

Target	7,445	1,543,051

Taylor Morrison Home, Cl A *	8,400	262,164

Tempur Sealy International	5,530	210,914

Tesla *	2,247	1,594,112

Thor Industries	1,389	196,668

TJX	45,028	3,196,988

Toll Brothers	17,800	1,116,060

Travel + Leisure	2,877	185,653

Tri Pointe Homes *	11,347	270,285

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)

Urban Outfitters *	3,694	$132,615

Vail Resorts	224	72,836

Whirlpool	5,100	1,205,895

Yum China Holdings	1,280	80,538

Yum! Brands	1,857	221,949

		40,866,156

Consumer Staples — 2.0%

Central Garden & Pet, Cl A *	3,633	178,998

Church & Dwight	3,796	325,469

Clorox	2,323	423,947

Colgate-Palmolive	116	9,361

Costco Wholesale	131	48,744

Darling Ingredients *	2,153	149,526

Edgewell Personal Care	3,454	131,943

Hormel Foods	6,488	299,746

Hostess Brands, Cl A *	16,310	249,380

Kimberly-Clark	69	9,199

Kraft Heinz	33,700	1,391,473

Kroger	4,885	178,498

McCormick	4,866	439,692

Molson Coors Beverage, Cl B	21,900	1,203,405

PepsiCo	4,568	658,523

Procter & Gamble	4,205	561,031

Spectrum Brands Holdings	3,449	303,995

Utz Brands	5,727	167,801

Walgreens Boots Alliance	40,532	2,152,249

Walmart	5,452	762,789

		9,645,769

Energy — 0.6%

ChampionX *	27,340	574,413

Chevron	105	10,823

Cimarex Energy	2,964	196,217

Denbury *	3,787	206,051

Diamondback Energy	1,890	154,470

ExxonMobil	867	49,627

Magnolia Oil & Gas, Cl A *	32,601	367,087

PDC Energy	8,910	325,304

Range Resources *	28,149	276,423

Renewable Energy Group *	1,313	72,898

Texas Pacific Land	108	166,336

Valero Energy	9,600	710,016

		3,109,665

Financials — 7.8%

Aflac	23,600	1,268,028

AGNC Investment ‡	1,909	34,228

American Express	9,300	1,426,155

Ameriprise Financial	5,500	1,421,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)

Ameris Bancorp	9,743	$526,999

Aon, Cl A	1,495	375,903

Atlantic Union Bankshares	10,244	396,136

Banc of California	15,642	279,992

Bancorp *	25,471	565,584

BankUnited	4,184	195,016

Berkshire Hathaway, Cl B *	4,661	1,281,542

Capital One Financial	40,162	5,987,351

Charles Schwab	48,880	3,441,152

Chubb	1,123	192,696

Cincinnati Financial	2,100	236,628

Citigroup	67,946	4,840,473

Citizens Financial Group	26,200	1,212,536

CME Group, Cl A	1,500	302,985

Cowen, Cl A	5,272	208,191

Enterprise Financial Services .	8,965	440,450

Erie Indemnity, Cl A	997	213,378

Everest Re Group	489	135,429

FB Financial	3,935	165,113

First Citizens BancShares, Cl A	253	219,467

First Horizon	27,800	508,462

First Merchants	7,664	354,153

FNB	15,881	204,706

Franklin Resources	2,084	62,520

Glacier Bancorp	3,416	201,373

Globe Life	1,580	161,934

Great Western Bancorp	11,173	369,268

Heritage Insurance Holdings	22,658	206,414

Independent Bank Group	5,935	448,152

Intercontinental Exchange	2,900	341,359

JPMorgan Chase	5,540	852,107

Ladder Capital, Cl A ‡	26,945	320,376

Lincoln National	18,000	1,154,340

LPL Financial Holdings	1,745	273,442

Marsh & McLennan	2,500	339,250

Meta Financial Group	11,224	552,894

OneMain Holdings, Cl A	12,534	712,809

Pacific Premier Bancorp	3,943	173,610

PennyMac Financial Services .	6,200	373,302

Pinnacle Financial Partners	5,235	458,795

PNC Financial Services Group .	2,200	411,290

Preferred Bank	7,386	484,078

Primerica	1,908	304,841

PROG Holdings	4,932	251,236

Progressive	1,200	120,888

S&P Global	27	10,541

Selectquote *	6,709	208,851

Signature Bank	819	205,987

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)

Sterling Bancorp	22,879	$574,949

Stifel Financial	4,715	326,231

StoneX Group *	2,293	145,651

Travelers	410	63,411

Triumph Bancorp *	6,576	582,831

Umpqua Holdings	20,795	387,619

US Bancorp	713	42,317

		37,556,619

Health Care — 6.2%

Abbott Laboratories	4,469	536,638

AbbVie	33,164	3,697,786

Acadia Healthcare *	3,724	226,866

Aclaris Therapeutics *	9,954	237,403

Affimed *	20,809	222,448

Agilent Technologies	5,191	693,725

Aldeyra Therapeutics *	11,563	145,347

Alexion Pharmaceuticals *	6,800	1,147,024

Alphatec Holdings *	13,062	208,861

Amgen	4,100	982,524

Anthem	541	205,250

AtriCure *	3,033	233,753

Avanos Medical *	6,448	278,618

Becton Dickinson	172	42,795

Biogen *	3,100	828,723

Bristol-Myers Squibb	34,107	2,128,959

Cigna	493	122,762

Coherus Biosciences *	9,528	141,014

CVS Health	466	35,602

Danaher	3,089	784,421

Eli Lilly	5,963	1,089,858

Ensign Group	2,519	216,256

Flexion Therapeutics *	16,403	127,287

Gilead Sciences	140	8,886

HCA Healthcare	6,400	1,286,784

Henry Schein *	2,260	163,850

Inari Medical *	1,489	170,178

Inspire Medical Systems *	637	150,854

Integer Holdings *	3,561	334,307

Jazz Pharmaceuticals *	5,800	953,520

Johnson & Johnson	5,200	846,196

Karyopharm Therapeutics *	6,395	59,729

LivaNova *	2,705	229,573

McKesson	2,085	391,063

Medpace Holdings *	1,211	205,483

Medtronic	2,497	326,907

Merck	24,527	1,827,262

Merus *	5,800	121,452

Moderna *	1,178	210,650

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

ModivCare *	1,165	$163,193

Omnicell *	1,591	230,727

Organogenesis Holdings, Cl A *	9,536	213,225

Orthofix Medical *	3,524	156,289

PAVmed *	28,135	128,577

Pfizer	40,247	1,555,547

R1 RCM *	4,656	127,016

Regeneron Pharmaceuticals *.	900	433,170

Rubius Therapeutics *	5,918	148,068

Select Medical Holdings *	17,295	652,368

Shockwave Medical *	1,547	252,873

Surgery Partners *	4,706	226,829

Teladoc Health *	6,697	1,154,228

Tenet Healthcare *	3,733	221,218

TG Therapeutics *	3,214	143,698

Thermo Fisher Scientific	1,152	541,705

United Therapeutics *	983	198,133

UnitedHealth Group	2,255	899,294

Vericel *	2,960	184,763

Vertex Pharmaceuticals *	2,300	501,860

		29,753,395

Industrials — 4.3%

3M	269	53,031

A O Smith	894	60,569

AAR	7,375	296,770

Acuity Brands	1,045	193,868

Advanced Drainage Systems	2,497	278,815

AGCO	1,737	253,463

Air Transport Services Group *	9,642	253,777

Allegiant Travel, Cl A *	674	158,882

Allison Transmission Holdings	18,600	771,342

API Group *	13,744	292,197

Atkore *	10,358	810,824

Avis Budget Group *	2,888	258,794

Boise Cascade	3,329	222,111

BrightView Holdings *	17,232	308,970

Builders FirstSource *	4,295	209,038

Carrier Global	1,864	81,233

CH Robinson Worldwide	4,748	460,936

Chart Industries *	930	149,386

Cornerstone Building Brands *	23,410	329,145

CSX	4,900	493,675

Cummins	2,800	705,712

EMCOR Group	1,770	212,046

EnPro Industries	1,782	152,628

Equifax	1,700	389,691

Expeditors International of Washington	3,900	428,454

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)

Fastenal	1,025	$53,587

Federal Signal	4,778	197,953

Fortive	2,250	159,345

General Dynamics	367	69,814

Griffon	12,167	329,969

Herc Holdings *	2,015	212,784

Honeywell International	2,447	545,779

Hub Group, Cl A *	3,896	256,045

John Bean Technologies	1,757	255,433

Johnson Controls International	1,900	118,446

Kadant	1,914	340,749

KBR	5,194	205,475

Kforce	5,798	324,920

L3Harris Technologies	12,425	2,599,683

Lockheed Martin	700	266,392

Masonite International *	1,732	218,734

MasTec *	2,425	253,073

Middleby *	1,145	207,611

MYR Group *	5,656	440,602

Norfolk Southern	36	10,053

Northrop Grumman	800	283,552

Oshkosh	1,803	224,347

Otis Worldwide	932	72,575

Primoris Services	3,987	130,215

Quanta Services	2,229	215,411

Regal Beloit	894	129,120

Resideo Technologies *	7,557	226,786

Robert Half International	2,444	214,119

Roper Technologies	433	193,309

Shyft Group	5,045	178,694

SkyWest *	3,117	154,790

Southwest Airlines *	1,470	92,287

Sterling Construction *	22,182	462,495

TPI Composites *	3,810	202,501

Trane Technologies	62	10,777

Triton International	7,285	365,488

Union Pacific	2,084	462,836

United Airlines Holdings *	14,700	799,680

United Parcel Service, Cl B	2,187	445,842

Upwork *	2,873	132,330

Valmont Industries	626	154,528

Verisk Analytics, Cl A	300	56,460

Waste Management	1,400	193,158

WESCO International *	2,904	266,355

		20,559,459

Information Technology — 13.6%

Adobe *	19	9,658

Advanced Energy Industries	2,660	293,425

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Amdocs	13,500	$1,035,990

Amphenol, Cl A	5,404	363,905

Apple	77,296	10,161,332

Applied Materials	13,800	1,831,398

Atlassian, Cl A *	6,652	1,580,249

Automatic Data Processing	1,930	360,891

Avaya Holdings *	6,419	184,675

Axcelis Technologies *	3,904	162,133

Broadcom	1,112	507,294

Brooks Automation	2,650	268,524

Calix *	3,611	152,709

Cisco Systems	19,100	972,381

Digital Turbine *	1,846	139,244

Diodes *	2,210	169,750

DocuSign, Cl A *	38	8,472

Fidelity National Information Services	2,787	426,132

Fiserv *	5,861	704,023

Global Payments	1,268	272,151

HP	35,700	1,217,727

Ichor Holdings *	3,162	176,345

Insight Enterprises *	1,929	193,614

Intel	26,600	1,530,298

Jabil	3,724	195,212

Keysight Technologies *	398	57,451

Manhattan Associates *	1,180	161,943

Mastercard, Cl A	2,455	937,957

Maxim Integrated Products	740	69,560

Methode Electronics	6,904	310,197

Micron Technology *	24,645	2,121,195

Microsoft	34,195	8,623,295

Motorola Solutions	2,128	400,702

NCR *	4,435	202,901

NVIDIA	5,520	3,314,098

Okta, Cl A *	1,832	494,090

Onto Innovation *	7,513	514,791

Oracle	29,511	2,236,639

Paychex	4,831	470,974

PayPal Holdings *	11,260	2,953,385

Plexus *	2,761	255,227

Qorvo *	21,227	3,994,285

QUALCOMM	8,200	1,138,160

Rogers *	1,082	211,899

Sabre *	9,642	144,437

Sailpoint Technologies Holdings *	2,536	123,833

salesforce.com *	859	197,845

Sanmina *	4,853	198,197

ServiceNow *	3,628	1,837,110

Shift4 Payments, Cl A *	1,970	194,813

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

SMART Global Holdings *	3,407	$157,233

Square, Cl A *	7,216	1,766,621

Synaptics *	4,697	656,970

SYNNEX	1,620	196,344

Synopsys *	1,000	247,060

Teradata *	3,674	181,753

Texas Instruments	4,768	860,672

Trade Desk, Cl A *	404	294,641

TTEC Holdings	2,243	228,180

Twilio, Cl A *	5,157	1,896,745

Ultra Clean Holdings *	3,771	192,585

Unisys *	10,639	255,336

Verint Systems *	4,049	196,660

VeriSign *	1,393	304,747

Visa, Cl A	11,862	2,770,489

Vishay Intertechnology	14,870	365,356

Workiva, Cl A *	1,371	128,874

Xilinx	1,321	169,035

Zoom Video Communications, Cl A *	1,331	425,348

		65,377,165

Materials — 3.1%

Air Products and Chemicals	1,818	524,457

Alcoa *	6,044	221,452

Amyris *	9,104	132,554

Arconic *	5,247	150,064

Avient	9,496	482,112

Ball	18,255	1,709,398

CF Industries Holdings	45,098	2,193,116

Commercial Metals	5,343	156,122

Crown Holdings	5,410	594,018

Eagle Materials	1,404	193,948

Ecolab	1,584	355,006

Element Solutions	8,287	181,320

Ferro *	16,671	277,739

Freeport-McMoRan, Cl B	11,900	448,749

HB Fuller	10,385	693,926

Huntsman	27,200	779,824

Koppers Holdings *	5,159	171,485

Louisiana-Pacific	3,885	255,944

LyondellBasell Industries, Cl A	11,400	1,182,636

Martin Marietta Materials	138	48,731

Materion	4,562	323,035

Newmont	1,731	108,032

Packaging Corp of America	1,500	221,475

PPG Industries	64	10,959

Reliance Steel & Aluminum	1,326	212,571

Sherwin-Williams	10,317	2,825,517

US Concrete *	2,171	137,663

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials (continued)

Valvoline	6,408	$201,211

Vulcan Materials	59	10,516

		14,803,580

Real Estate — 1.1%

Alexandria Real Estate Equities ‡	55	9,961

American Finance Trust ‡	42,937	429,799

American Tower, Cl A ‡	39	9,936

Armada Hoffler Properties ‡	22,057	300,637

AvalonBay Communities ‡	83	15,936

Crown Castle International ‡	3,821	722,398

Digital Realty Trust ‡	900	138,879

Equinix ‡	794	572,284

Global Medical ‡	17,684	253,942

Hudson Pacific Properties ‡	9,238	259,680

Independence Realty Trust ‡	17,173	289,193

Innovative Industrial Properties, Cl A ‡	1,362	249,423

Pebblebrook Hotel Trust ‡	14,126	337,329

PotlatchDeltic ‡	3,272	194,226

Public Storage ‡	39	10,965

Retail Opportunity Investments ‡	21,328	375,373

Sabra Health Care ‡	17,737	322,281

VEREIT ‡	21,800	1,042,912

		5,535,154

Utilities — 0.6%

Ameren	1,847	156,699

American Electric Power	3,937	349,251

Black Hills	4,047	279,162

CMS Energy	3,900	251,121

Consolidated Edison	197	15,250

Duke Energy	297	29,905

Otter Tail	5,557	262,457

Portland General Electric	3,785	192,505

South Jersey Industries	10,858	268,735

Vistra	38,700	652,869

WEC Energy Group	786	76,376

Xcel Energy	4,722	336,679

		2,871,009

		266,850,702

Total Common Stock (Cost $315,176,183)		470,458,865

PREFERRED STOCK — 0.3%

BRAZIL — 0.1%

Cia Paranaense de Energia, 1.019%	78,000	90,607

Itau Unibanco Holding ADR (E)	9,599	47,995

Itausa, 0.168%	24,817	46,006

		184,608

PREFERRED STOCK (continued)

	Shares/ Number of Warrants/ Number of Rights	Value

COLOMBIA — 0.0%

Bancolombia (E)	6,333	$47,245

GERMANY — 0.2%

Einhell Germany (E)	700	106,460

STO & KGaA, 0.247%	700	132,801

Volkswagen, 2.060%	2,638	687,275

		926,536

SOUTH KOREA — 0.0%

LG Chemical, 2.840%	175	70,088

LG Household & Health Care, 1.430%	106	68,230

		138,318

Total Preferred Stock (Cost $1,128,845)		1,296,707

REGISTERED INVESTMENT COMPANY — 0.2%

EXCHANGE TRADED FUND — 0.2%

iShares MSCI ACWI ETF

Total Exchange Traded Fund Cost ($798,240)	8,400	833,196

WARRANTS — 0.0%

MALAYSIA — 0.0%

Paramount, Strike Price $1.790, Expires 07/28/2024 *	43,120	1,053

SINGAPORE — 0.0%

Ezion Holdings, Strike Price $0.276, Expires 4/16/2023 *(B)(C)	102,720	–

Total Warrants (Cost $–)		1,053

RIGHT — 0.0%

AUSTRALIA — 0.0%

Regis Resources, 2.700% *#(B)(C)(D)	8,539	–

Total Investments in Securities — 98.1% (Cost $317,103,268)		$472,589,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

State Street	05/18/21	EUR	1,309,400	USD	1,587,785	$12,984
State Street	07/14/21	GBP	1,928,200	USD	2,649,858	(13,641)

						$(657)

Percentages are based on net assets of $481,942,267.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At April 30, 2021, these securities amounted to $2,264,889 or 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2021, was $80 and represented 0.0% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of April 30, 2021 was $326,669 and represented 0.1% of Net Assets.
(E)	There is currently no stated rate.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

PJSC — Public Joint-Stock Company

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$6,605,800	$—	$—	$6,605,800
Austria	688,489	—	—	688,489
Belgium	531,656	—	—	531,656
Bermuda	2,264,889	—	—	2,264,889
Brazil	815,676	—	—	815,676
Canada	14,652,791	—	—	14,652,791
Chile	175,375	—	—	175,375
China	20,089,331	56,641	—	20,145,972
Czech Republic	458,233	—	—	458,233
Denmark	5,096,620	—	—	5,096,620
Finland	1,360,806	—	—	1,360,806
France	15,587,143	—	—	15,587,143
Germany	10,274,411	—	—	10,274,411
Greece	67,976	—	—	67,976
Hong Kong	6,882,553	—	5,471	6,888,024
Hungary	77,201	—	—	77,201
India	7,640,878	—	—	7,640,878
Indonesia	265,802	—	—	265,802
Ireland	2,775,910	—	—	2,775,910
Israel	942,072	—	—	942,072
Italy	990,672	—	—	990,672
Japan	21,711,363	—	—	21,711,363
Malaysia	711,436	—	—	711,436
Mexico	414,594	—	—	414,594
Netherlands	15,604,528	—	—	15,604,528
New Zealand	208,153	—	—	208,153
Norway	674,382	—	—	674,382
Philippines	626,037	—	—	626,037
Portugal	31,374	—	80	31,454
Puerto Rico	198,435	—	—	198,435
Russia	2,686,442	—	—	2,686,442
Saudi Arabia	298,686	—	—	298,686
Singapore	850,124	—	—	850,124
South Africa	1,317,435	—	53,835	1,371,270
South Korea	11,051,704	320,347	—	11,372,051
Spain	3,036,888	—	—	3,036,888
Sweden	5,404,532	—	—	5,404,532
Switzerland	6,263,832	—	—	6,263,832
Taiwan	12,748,120	220,787	—	12,968,907
Thailand	1,237,612	—	203,763	1,441,375
Turkey	143,088	—	—	143,088
Ukraine	161,197	—	—	161,197
United Kingdom	19,059,474	—	63,519	19,122,993
United States	266,850,702	—	—	266,850,702

Total Common Stock	469,534,422	597,775	326,668	470,458,865

Preferred Stock
Brazil	184,608	—	—	184,608
Colombia	47,245	—	—	47,245
Germany	926,536	—	—	926,536
South Korea	70,088	68,230	—	138,318

Total Preferred Stock	1,228,477	68,230	—	1,296,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Company	$833,196	$—	$—	$833,196
Warrants	—	1,053	—	1,053
Right	—	—	—	—

Total Investments in Securities	$471,596,095	$667,058	$326,668	$472,589,821

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts *
Unrealized Appreciation	$—	$12,984	$—	$12,984
Unrealized Depreciation	—	(13,641)	—	(13,641)

Total Other Financial Instruments	$—	$(657)	$—	$(657)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as $ – are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 27.6%

	Face Amount	Value

COMMUNICATION SERVICES — 2.8%
AMC Networks
4.250%, 02/15/29	$155,000	$153,062
America Movil
2.875%, 05/07/30	200,000	206,467
AT&T
5.250%, 03/01/37	50,000	60,815
4.850%, 03/01/39	156,000	181,640
3.900%, 03/11/24	250,000	270,809
3.800%, 12/01/57(A)	529,000	503,074
3.650%, 09/15/59(A)	66,000	60,773
3.600%, 07/15/25	250,000	274,682
3.550%, 09/15/55(A)	36,000	33,115
3.500%, 09/15/53(A)	226,000	207,626
2.550%, 12/01/33(A)	120,000	114,284
1.700%, 03/25/26	185,000	185,831
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	258,547
Cable One
4.000%, 11/15/30(A)	110,000	108,697
CCL Industries
3.050%, 06/01/30(A)	70,000	71,697
CCO Holdings
5.750%, 02/15/26(A)	28,000	28,980
4.500%, 08/15/30(A)	79,000	80,374
4.500%, 05/01/32(A)	64,000	64,640
4.250%, 02/01/31(A)	195,000	194,756
Comcast
3.150%, 02/15/28	250,000	270,855
CSC Holdings
5.500%, 05/15/26(A)	200,000	205,750
5.375%, 02/01/28(A)	10,000	10,524
Diamond Sports Group
5.375%, 08/15/26(A)	75,000	54,750
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	190,000	118,446
8.500%, 10/15/24(A) (B)	43,000	26,660
Level 3 Financing
4.625%, 09/15/27(A)	33,000	34,031
4.250%, 07/01/28(A)	85,000	85,647
3.875%, 11/15/29(A)	95,000	100,937

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Live Nation Entertainment
4.750%, 10/15/27(A)	$35,000	$35,317
Lumen Technologies
4.000%, 02/15/27(A)	23,000	23,434
NBN MTN
1.450%, 05/05/26(A)	200,000	199,744
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	208,760
2.625%, 04/08/31(A)	200,000	201,816
Prosus
4.850%, 07/06/27(A)	200,000	224,962
3.832%, 02/08/51(A)	200,000	182,460
Qwest
7.250%, 09/15/25	65,000	76,700
Sprint
7.875%, 09/15/23	10,000	11,400
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	285,845
4.738%, 03/20/25(A)	305,000	326,541
3.360%, 09/20/21(A)	46,875	47,168
Tencent MTN
3.290%, 06/03/60(A)	200,000	179,112
Tencent Holdings MTN
3.680%, 04/22/41(A)	200,000	202,819
Time Warner Cable
5.875%, 11/15/40	200,000	249,951
5.500%, 09/01/41	100,000	119,636
4.500%, 09/15/42	150,000	162,150
T-Mobile USA
6.000%, 03/01/23	93,000	93,786
6.000%, 04/15/24	45,000	45,225
4.500%, 02/01/26	30,000	30,750
4.375%, 04/15/40(A)	100,000	110,966
3.875%, 04/15/30(A)	290,000	315,897
2.625%, 04/15/26	143,000	145,460
2.550%, 02/15/31(A)	85,000	83,617
2.250%, 02/15/26	100,000	100,633
Verizon Communications
5.250%, 03/16/37	250,000	318,249
4.272%, 01/15/36	250,000	287,810
2.550%, 03/21/31	225,000	225,724
2.100%, 03/22/28	160,000	161,129
1.500%, 09/18/30	250,000	232,385
ViacomCBS
4.200%, 05/19/32	80,000	89,153
2.900%, 01/15/27	250,000	263,325
Virgin Media Secured Finance
5.500%, 05/15/29(A)	75,000	80,194
4.500%, 08/15/30(A)	130,000	130,588
Vodafone Group
5.250%, 05/30/48	65,000	82,011
4.875%, 06/19/49	163,000	197,772
Walt Disney
3.700%, 10/15/25	250,000	276,875
3.600%, 01/13/51	100,000	107,639
2.650%, 01/13/31	35,000	35,938

		10,120,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.3%
1011778 BC ULC
3.500%, 02/15/29(A)	$55,000	$53,625
Alibaba Group Holding
3.250%, 02/09/61	200,000	188,014
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	180,347
Amazon.com
3.875%, 08/22/37	250,000	288,055
American Honda Finance MTN
2.350%, 01/08/27	500,000	522,735
American University
3.672%, 04/01/49	250,000	274,609
Asbury Automotive Group
4.750%, 03/01/30	15,000	15,675
4.500%, 03/01/28	15,000	15,450
Caesars Entertainment
6.250%, 07/01/25(A)	33,000	35,086
Cargill
3.250%, 05/23/29(A)	500,000	538,067
Churchill Downs
5.500%, 04/01/27(A)	106,000	110,035
4.750%, 01/15/28(A)	40,000	41,100
Daimler Finance North America
2.000%, 07/06/21(A)	500,000	501,499
Dana
4.250%, 09/01/30	60,000	60,825
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	419,741
Expedia Group
6.250%, 05/01/25(A)	20,000	23,258
4.625%, 08/01/27(A)	35,000	39,352
3.600%, 12/15/23(A)	70,000	74,589
Falabella
3.750%, 04/30/23(A)	200,000	209,744
Ford Motor Credit
3.813%, 10/12/21	80,000	80,800
2.900%, 02/16/28	200,000	195,940
1.068%, 10/12/21	180,000	179,549
General Motors
5.000%, 04/01/35	135,000	158,366
General Motors Financial
4.375%, 09/25/21	50,000	50,771
4.200%, 11/06/21	40,000	40,769
3.450%, 04/10/22	30,000	30,681
3.200%, 07/06/21	40,000	40,100
3.150%, 06/30/22	85,000	87,296
2.900%, 02/26/25	80,000	84,463
Georgetown University
5.215%, 10/01/18	35,000	49,805
Goodyear Tire & Rubber
5.625%, 04/30/33	195,000	195,429
Group 1 Automotive
4.000%, 08/15/28(A)	40,000	39,950
Hanesbrands
5.375%, 05/15/25(A)	35,000	36,837
4.875%, 05/15/26(A)	40,000	42,844
4.625%, 05/15/24(A)	10,000	10,528
Hasbro
3.900%, 11/19/29	10,000	10,895
3.550%, 11/19/26	55,000	60,120

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Hilton Domestic Operating
3.625%, 02/15/32(A)	$100,000	$98,342
Home Depot
3.900%, 06/15/47	250,000	283,696
Hyundai Capital America
3.000%, 02/10/27(A)	85,000	89,072
2.650%, 02/10/25(A)	120,000	125,160
Ken Garff Automotive
4.875%, 09/15/28(A)	35,000	35,306
Lear
5.250%, 05/15/49	135,000	159,080
Lennar
4.750%, 11/15/22	10,000	10,482
4.500%, 04/30/24	5,000	5,467
Lithia Motors
4.375%, 01/15/31(A)	70,000	73,675
Lowe’s
4.050%, 05/03/47	250,000	276,986
Magic Mergeco
5.250%, 05/01/28(A)	55,000	55,687
Marriott International
3.500%, 10/15/32	175,000	181,930
Mohawk Industries
3.625%, 05/15/30	175,000	189,264
Newell Brands
4.875%, 06/01/25	30,000	33,150
Nissan Motor
3.522%, 09/17/25(A)	200,000	213,827
NVR
3.000%, 05/15/30	140,000	145,327
Reynolds American
5.850%, 08/15/45	265,000	305,149
Toyota Motor
2.358%, 07/02/24	105,000	110,975
Toyota Motor Credit MTN
1.800%, 02/13/25	130,000	134,469
1.650%, 01/10/31	300,000	284,322
Whirlpool MTN
4.850%, 06/15/21	140,000	140,710
Whirlpool
4.750%, 02/26/29	115,000	134,909

		8,073,934

CONSUMER STAPLES — 2.2%
Albertsons
3.500%, 03/15/29(A)	105,000	100,800
3.250%, 03/15/26(A)	140,000	139,899
Altria Group
4.400%, 02/14/26	39,000	44,029
2.350%, 05/06/25	35,000	36,602
Anheuser-Busch
4.900%, 02/01/46	420,000	501,226
4.700%, 02/01/36	78,000	92,263
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	296,885
Anheuser-Busch InBev Worldwide
4.600%, 06/01/60	135,000	155,234
4.350%, 06/01/40	140,000	158,144
Archer-Daniels-Midland
2.500%, 08/11/26	250,000	266,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Bacardi
5.300%, 05/15/48(A)	$280,000	$348,437
Bausch Health
5.250%, 01/30/30(A)	80,000	80,400
5.000%, 01/30/28(A)	80,000	81,193
Bayer US Finance II
4.375%, 12/15/28(A)	270,000	305,384
4.250%, 12/15/25(A)	75,000	83,676
BRF
5.750%, 09/21/50(A)	200,000	195,500
Bunge Finance
3.250%, 08/15/26	250,000	270,204
1.630%, 08/17/25	25,000	25,287
Central Garden & Pet
4.125%, 10/15/30	110,000	113,462
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	212,706
Clorox
3.900%, 05/15/28	250,000	281,101
Coca-Cola
2.500%, 06/01/40	250,000	237,035
Conagra Brands
1.375%, 11/01/27	80,000	77,824
JBS USA LUX
5.500%, 01/15/30(A)	10,000	11,000
Kraft Heinz Foods
5.000%, 06/04/42	310,000	357,680
3.875%, 05/15/27	80,000	87,190
Kroger
5.400%, 01/15/49	120,000	156,381
2.650%, 10/15/26	250,000	265,335
PepsiCo
4.000%, 05/02/47	250,000	289,330
Pilgrim’s Pride
5.875%, 09/30/27(A)	10,000	10,612
Post Holdings
5.750%, 03/01/27(A)	90,000	94,275
4.625%, 04/15/30(A)	200,000	202,080
4.500%, 09/15/31(A)	175,000	173,740
Primo Water Holdings
4.375%, 04/30/29(A)	111,000	110,757
Procter & Gamble
3.500%, 10/25/47	250,000	283,625
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	524,918
Smithfield Foods
3.000%, 10/15/30(A)	15,000	14,961
Spectrum Brands
5.750%, 07/15/25	40,000	41,176
Walmart
4.750%, 10/02/43	500,000	618,732
2.650%, 12/15/24	400,000	428,170

		7,773,723

ENERGY — 2.3%
Antero Resources
8.375%, 07/15/26(A)	15,000	16,843

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Calpine
5.000%, 02/01/31(A)	$140,000	$137,900
3.750%, 03/01/31(A)	115,000	109,808
Chesapeake Energy
5.875%, 02/01/29(A)	20,000	21,550
Chevron
2.566%, 05/16/23	450,000	468,504
Clearway Energy Operating
3.750%, 02/15/31(A)	145,000	142,925
CNPC General Capital
3.950%, 04/19/22(A)	200,000	205,686
ConocoPhillips
4.150%, 11/15/34	250,000	278,523
Diamondback Energy
4.750%, 05/31/25	70,000	78,659
Dolphin Energy
5.500%, 12/15/21(A)	200,000	205,930
Energean Israel Finance
4.500%, 03/30/24(A)	90,000	92,225
Energy Transfer
6.050%, 06/01/41	250,000	291,755
5.500%, 06/01/27	75,000	86,972
5.300%, 04/15/47	20,000	21,246
5.000%, 05/15/50	75,000	79,092
4.950%, 06/15/28	50,000	56,234
EOG Resources
2.625%, 03/15/23	406,000	420,592
EQM Midstream Partners
6.500%, 07/01/27(A)	55,000	60,733
4.500%, 01/15/29(A)	80,000	79,400
Equities
5.000%, 01/15/29	10,000	10,922
Exxon Mobil
4.327%, 03/19/50	100,000	116,562
3.452%, 04/15/51	107,000	109,105
Gray Oak Pipeline
3.450%, 10/15/27(A)	5,000	5,184
2.600%, 10/15/25(A)	15,000	15,384
Kinder Morgan
5.625%, 11/15/23(A)	320,000	354,660
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	248,114
Leviathan Bond
6.125%, 06/30/25(A)	85,000	92,969
Nevada Power
3.125%, 08/01/50	250,000	247,350
New Fortress Energy
6.750%, 09/15/25(A)	125,000	129,336
6.500%, 09/30/26(A)	55,000	56,118
Occidental Petroleum
8.000%, 07/15/25	25,000	29,187
5.875%, 09/01/25	140,000	152,950
ONEOK
5.850%, 01/15/26	50,000	58,876
Pan American Energy
9.125%, 04/30/27(A)	65,000	65,000
Pattern Energy Operations
4.500%, 08/15/28(A)	80,000	81,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Petroleos Mexicanos
7.690%, 01/23/50	$125,000	$120,325
6.950%, 01/28/60	35,000	30,971
6.625%, 06/15/35	60,000	57,984
5.950%, 01/28/31	15,000	14,481
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	203,320
Phillips 66
4.300%, 04/01/22	500,000	517,718
Pioneer Natural Resources
1.125%, 01/15/26	30,000	29,570
Plains All American Pipeline
4.650%, 10/15/25	140,000	155,211
3.800%, 09/15/30	25,000	25,735
Range Resources
5.000%, 03/15/23	79,000	80,827
4.875%, 05/15/25	40,000	39,750
Rattler Midstream
5.625%, 07/15/25(A)	55,000	57,956
Rockies Express Pipeline
6.875%, 04/15/40(A)	40,000	42,950
Ruby Pipeline
8.000%, 04/01/22(A)(C) (D)	143,939	123,050
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(A)	200,000	219,740
Shell International Finance BV
1.750%, 09/12/21	500,000	502,785
Southern Natural Gas
0.625%, 04/28/23(A)	45,000	44,987
Sunoco Logistics Partners Operations
5.400%, 10/01/47	85,000	92,143
5.350%, 05/15/45	65,000	69,382
3.900%, 07/15/26	200,000	216,769
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	215,538
TransMontaigne Partners
6.125%, 02/15/26	23,000	23,115
Transocean Pontus
6.125%, 08/01/25(A)	44,225	43,119
Transocean Poseidon
6.875%, 02/01/27(A)	55,000	52,250
Transocean Proteus
6.250%, 12/01/24(A)	22,200	21,534
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(A)	200,000	223,752
USA Compression Partners
6.875%, 04/01/26	10,000	10,487
6.875%, 09/01/27	27,000	28,409
Williams
3.500%, 11/15/30	175,000	186,734
WPX Energy
4.500%, 01/15/30	87,000	93,743

		8,171,629

FINANCIALS — 6.8%
Ally Financial
3.050%, 06/05/23	250,000	261,119

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
American Express
2.500%, 07/30/24	$160,000	$169,818
American Express Credit MTN
2.700%, 03/03/22	750,000	763,941
Ares Capital
2.150%, 07/15/26	195,000	192,298
Athene Global Funding
2.450%, 08/20/27(A)	220,000	223,637
Banco Santander
1.849%, 03/25/26	200,000	201,585
Banco Santander Chile
3.875%, 09/20/22(A)	180,000	187,517
2.700%, 01/10/25(A)	150,000	156,375
Bangkok Bank MTN
4.050%, 03/19/24(A)	205,000	222,706
Bank of America MTN
4.083%, 03/20/51	80,000	89,470
3.970%, 03/05/29	500,000	557,352
3.559%, 04/23/27	345,000	378,201
3.300%, 01/11/23	500,000	525,239
2.884%, 10/22/30	80,000	83,035
Bank of America
3.004%, 12/20/23	70,000	72,764
2.592%, 04/29/31	105,000	105,629
1.734%, 07/22/27	235,000	237,061
1.658%, 03/11/27	235,000	236,913
0.976%, 04/22/25	260,000	260,580
Bank of New York Mellon MTN
3.500%, 04/28/23	250,000	266,334
Barclays
3.811%, 03/10/42	200,000	199,963
Bayer US Finance II
4.625%, 06/25/38(A)	100,000	115,194
Berkshire Hathaway Finance
4.200%, 08/15/48	250,000	294,336
BNP Paribas
1.323%, 01/13/27(A)	200,000	196,901
Brighthouse Financial
5.625%, 05/15/30	130,000	155,215
Capital One Bank USA
3.375%, 02/15/23	500,000	524,250
Citigroup
4.412%, 03/31/31	210,000	240,255
3.980%, 03/20/30	250,000	278,690
1.122%, 01/28/27	110,000	108,157
0.981%, 05/01/25	240,000	240,694
Credit Agricole
2.811%, 01/11/41(A)	250,000	227,665
Credit Suisse Group
4.550%, 04/17/26	10,000	11,256
4.282%, 01/09/28(A)	90,000	99,812
2.593%, 09/11/25(A)	140,000	145,615
2.193%, 06/05/26(A)	55,000	56,190
1.305%, 02/02/27(A)	55,000	53,544
Deutsche Bank NY
3.729%, 01/14/32	200,000	197,995
2.129%, 11/24/26	150,000	151,873
Diageo Capital
2.125%, 04/29/32	250,000	243,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Discover Bank
4.250%, 03/13/26	$250,000	$280,955
DNB Bank
2.150%, 12/02/22(A)	370,000	380,305
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	373,411
Fifth Third Bancorp
3.950%, 03/14/28	250,000	284,334
FS KKR Capital
3.400%, 01/15/26	150,000	153,073
GA Global Funding Trust
1.625%, 01/15/26(A)	30,000	30,061
Goldman Sachs Group
6.750%, 10/01/37	115,000	162,867
3.750%, 05/22/25	500,000	548,357
3.691%, 06/05/28	55,000	60,570
HSBC Holdings
4.300%, 03/08/26	250,000	281,486
2.633%, 11/07/25	40,000	41,906
2.013%, 09/22/28	280,000	277,700
1.589%, 05/24/27	55,000	54,574
Huntington Bancshares
2.625%, 08/06/24	205,000	216,728
ING Groep
1.726%, 04/01/27	200,000	201,696
Intercontinental Exchange
2.100%, 06/15/30	250,000	244,547
JPMorgan Chase
3.875%, 09/10/24	500,000	546,719
3.509%, 01/23/29	250,000	272,880
2.956%, 05/13/31	95,000	97,579
2.739%, 10/15/30	230,000	235,833
2.083%, 04/22/26	55,000	56,846
2.005%, 03/13/26	105,000	108,278
1.578%, 04/22/27	165,000	165,618
KeyCorp MTN
2.550%, 10/01/29	250,000	256,384
Liberty Mutual Group
3.950%, 05/15/60(A)	65,000	66,817
Lloyds Banking Group
4.050%, 08/16/23	100,000	107,750
1.627%, 05/11/27	280,000	279,875
Macquarie Group
1.340%, 01/12/27(A)	170,000	167,621
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,347
Morgan Stanley MTN
3.700%, 10/23/24	180,000	196,856
3.125%, 07/27/26	250,000	270,790
Morgan Stanley
1.593%, 05/04/27	170,000	170,641
0.731%, 04/05/24	160,000	160,371
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	183,515
3.400%, 02/07/28	250,000	270,763
Nationwide Building Society MTN
3.622%, 04/26/23(A)	200,000	206,042

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Nationwide Building Society
3.766%, 03/08/24(A)	$205,000	$216,482
Nationwide Mutual Insurance
2.474%, 12/15/24(A)	400,000	399,605
Navient
6.750%, 06/15/26	10,000	10,800
5.875%, 10/25/24	10,000	10,517
5.000%, 03/15/27	110,000	110,825
Navient MTN
6.125%, 03/25/24	85,000	89,781
New York Life Insurance
3.750%, 05/15/50(A)	120,000	129,142
Northwestern Mutual Global Funding MTN
0.800%, 01/14/26(A)	250,000	245,805
OneAmerica Financial Partners
4.250%, 10/15/50(A)	20,000	19,838
Owl Rock Capital
3.400%, 07/15/26	120,000	124,384
2.625%, 01/15/27	45,000	44,727
Owl Rock Technology Finance
3.750%, 06/17/26(A)	90,000	94,128
PNC Bank
3.100%, 10/25/27	250,000	272,214
Quicken Loans
3.875%, 03/01/31(A)	115,000	111,837
3.625%, 03/01/29(A)	15,000	14,625
Raymond James Financial
4.950%, 07/15/46	80,000	100,817
Royal Bank of Canada MTN
1.150%, 06/10/25	250,000	251,497
Santander UK
5.000%, 11/07/23(A)	55,000	60,313
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	251,811
4.796%, 11/15/24	175,000	192,300
1.532%, 08/21/26	40,000	39,932
1.089%, 03/15/25	220,000	220,475
Societe Generale MTN
2.625%, 01/22/25(A)	310,000	323,560
Standard Chartered
2.819%, 01/30/26(A)	260,000	271,830
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	210,348
1.474%, 07/08/25	200,000	201,462
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	372,346
Toronto-Dominion Bank MTN
2.650%, 06/12/24	200,000	212,403
0.750%, 06/12/23	250,000	252,101
0.750%, 01/06/26	250,000	245,827
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	90,000	94,162
Truist Financial MTN
3.750%, 12/06/23	500,000	540,815
Truist Financial
4.000%, 05/01/25	250,000	277,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
U.S. Bancorp MTN
3.150%, 04/27/27	$250,000	$272,625
Wells Fargo
3.069%, 01/24/23	500,000	509,862
Wells Fargo MTN
5.013%, 04/04/51	35,000	45,256
2.879%, 10/30/30	795,000	823,822
2.393%, 06/02/28	130,000	133,750
Willis North America
2.950%, 09/15/29	40,000	41,845

		24,020,857

HEALTH CARE — 2.5%
Abbott Laboratories
3.750%, 11/30/26	282,000	318,764
AbbVie
4.850%, 06/15/44	125,000	152,337
4.500%, 05/14/35	55,000	64,665
4.400%, 11/06/42	75,000	86,844
4.050%, 11/21/39	50,000	55,914
3.600%, 05/14/25	250,000	273,208
Aetna
2.800%, 06/15/23	225,000	234,981
Amgen
3.625%, 05/15/22	500,000	512,234
Anthem
3.650%, 12/01/27	190,000	210,913
Bayer US Finance II
4.875%, 06/25/48(A)	210,000	250,307
Biogen
2.250%, 05/01/30	80,000	77,737
Bristol-Myers Squibb
3.875%, 08/15/25	250,000	279,052
Centene
5.375%, 08/15/26(A)	47,000	49,303
4.250%, 12/15/27	175,000	183,419
3.375%, 02/15/30	95,000	95,356
2.500%, 03/01/31	145,000	138,036
Cigna
4.125%, 11/15/25	350,000	393,301
3.000%, 07/15/23	500,000	524,932
CommonSpirit Health
2.782%, 10/01/30	55,000	56,174
CVS Health
5.125%, 07/20/45	110,000	136,991
5.050%, 03/25/48	435,000	534,280
4.300%, 03/25/28	40,000	45,471
2.700%, 08/21/40	250,000	230,372
DaVita
4.625%, 06/01/30(A)	120,000	121,500
Eli Lilly
3.375%, 03/15/29	250,000	274,918
Gilead Sciences
4.000%, 09/01/36	250,000	279,491
3.500%, 02/01/25	250,000	271,895
HCA
5.250%, 04/15/25	120,000	137,890
5.125%, 06/15/39	110,000	133,294
5.000%, 03/15/24	145,000	161,505
4.750%, 05/01/23	36,000	38,784

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Jazz Securities DAC
4.375%, 01/15/29(A)	$55,000	$56,238
Johnson & Johnson
3.500%, 01/15/48	250,000	276,332
Medtronic
3.500%, 03/15/25	350,000	385,836
Molina Healthcare
5.375%, 11/15/22	35,000	36,706
4.375%, 06/15/28(A)	120,000	123,300
3.875%, 11/15/30(A)	58,000	59,740
Organon Finance 1
4.125%, 04/30/28(A)	55,000	56,347
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	191,148
Stanford Health Care
3.795%, 11/15/48	250,000	286,285
Stryker
3.650%, 03/07/28	100,000	111,362
Takeda Pharmaceutical
2.050%, 03/31/30	250,000	241,742
Tenet Healthcare
5.125%, 11/01/27(A)	80,000	83,904
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25	200,000	218,028
Upjohn
4.000%, 06/22/50(A)	30,000	29,780
Zoetis
3.250%, 02/01/23	385,000	401,113

		8,881,729

INDUSTRIALS — 3.9%
AerCap Ireland Capital DAC
3.950%, 02/01/22	200,000	204,235
Air Lease
3.500%, 01/15/22	180,000	183,768
Air Lease MTN
3.750%, 06/01/26	185,000	200,176
Aircastle
2.850%, 01/26/28(A)	165,000	161,899
American Airlines
5.750%, 04/20/29(A)	75,000	80,362
5.500%, 04/20/26(A)	65,000	68,250
American Builders & Contractors Supply
3.875%, 11/15/29(A)	125,000	124,687
Ardagh Packaging Finance
4.125%, 08/15/26(A)	110,000	113,162
Avolon Holdings Funding
5.250%, 05/15/24(A)	10,000	10,931
5.125%, 10/01/23(A)	10,000	10,750
3.950%, 07/01/24(A)	65,000	68,811
2.875%, 02/15/25(A)	150,000	153,256
2.750%, 02/21/28(A)	150,000	145,833
BAT Capital
4.540%, 08/15/47	165,000	163,535
2.789%, 09/06/24	355,000	373,640
2.726%, 03/25/31	85,000	81,445

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
BOC Aviation USA MTN
1.625%, 04/29/24(A)	$200,000	$200,754
Boeing
5.805%, 05/01/50	160,000	205,186
5.705%, 05/01/40	175,000	216,831
1.167%, 02/04/23	225,000	225,897
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	278,385
Canadian Pacific Railway
2.050%, 03/05/30	500,000	485,305
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	73,514
1.450%, 05/15/25	250,000	256,017
Clark Equipment
5.875%, 06/01/25(A)	30,000	31,838
Clean Harbors
5.125%, 07/15/29(A)	92,000	99,165
CNH Industrial Capital
4.375%, 04/05/22	120,000	124,094
1.950%, 07/02/23	55,000	56,536
CSX
4.750%, 05/30/42	250,000	304,809
Delta Air Lines
4.750%, 10/20/28(A)	115,000	126,236
Eaton
3.103%, 09/15/27	300,000	324,733
2.750%, 11/02/22	500,000	517,562
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	199,975
Equifax
7.000%, 07/01/37	20,000	27,339
3.300%, 12/15/22	55,000	57,127
3.100%, 05/15/30	20,000	20,998
2.600%, 12/15/25	35,000	36,889
FedEx
4.050%, 02/15/48	250,000	272,026
3.875%, 08/01/42	250,000	266,113
GATX
4.000%, 06/30/30	45,000	49,967
3.250%, 09/15/26	250,000	270,132
GE Capital International Funding Unlimited
4.418%, 11/15/35	800,000	919,491
General Dynamics
1.875%, 08/15/23	500,000	516,016
General Electric
4.350%, 05/01/50	30,000	33,380
4.250%, 05/01/40	245,000	273,444
4.125%, 10/09/42	20,000	21,932
GFL Environmental
5.125%, 12/15/26(A)	66,000	69,135
3.750%, 08/01/25(A)	35,000	35,613
Icahn Enterprises
5.250%, 05/15/27	65,000	66,300
4.375%, 02/01/29(A)	75,000	72,744
IHS Markit
5.000%, 11/01/22(A)	37,000	38,937
4.750%, 08/01/28	125,000	144,633
4.000%, 03/01/26(A)	24,000	26,556

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
John Deere Capital MTN
2.600%, 03/07/24	$50,000	$53,051
Lockheed Martin
4.500%, 05/15/36	250,000	304,873
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	10,000	10,037
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	89,443
Norfolk Southern
4.450%, 06/15/45	250,000	292,380
Northrop Grumman
3.250%, 01/15/28	250,000	270,410
Owens Corning
4.200%, 12/01/24	95,000	104,740
PowerTeam Services
9.033%, 12/04/25(A)	31,000	34,371
Raytheon
3.150%, 12/15/24	450,000	484,046
Raytheon Technologies
4.500%, 06/01/42	250,000	299,496
3.750%, 11/01/46	250,000	268,612
Roper Technologies
1.400%, 09/15/27	320,000	312,209
Ryder System MTN
2.500%, 09/01/24	115,000	120,912
Sabre GLBL
7.375%, 09/01/25(A)	40,000	43,550
Sensata Technologies
3.750%, 02/15/31(A)	65,000	64,548
Southwest Airlines
5.125%, 06/15/27	130,000	151,977
3.450%, 11/16/27	375,000	403,087
Textron
3.000%, 06/01/30	245,000	254,034
TTX MTN
3.900%, 02/01/45(A)	400,000	429,662
Union Pacific
4.150%, 01/15/45	250,000	276,467
United Airlines
4.625%, 04/15/29(A)	45,000	46,764
4.375%, 04/15/26(A)	30,000	31,132
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/26	38,820	40,537
Univar Solutions USA
5.125%, 12/01/27(A)	65,000	67,923
Waste Management
3.500%, 05/15/24	250,000	269,932
Waste Pro USA
5.500%, 02/15/26(A)	42,000	42,840

		13,857,382

INFORMATION TECHNOLOGY — 1.1%
Apple
3.850%, 05/04/43	20,000	22,995
Broadcom
3.750%, 02/15/51(A)	120,000	115,770
3.419%, 04/15/33(A)	279,000	282,673
3.150%, 11/15/25	41,000	43,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Change Healthcare Holdings
5.750%, 03/01/25(A)	$10,000	$10,162
Corning
5.450%, 11/15/79	150,000	192,071
DXC Technology
4.125%, 04/15/25	35,000	38,408
Gartner
3.750%, 10/01/30(A)	110,000	110,550
HCL America
1.375%, 03/10/26(A)	200,000	196,989
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	212,441
4.650%, 10/01/24	55,000	61,514
4.450%, 10/02/23	85,000	92,244
Intel
4.750%, 03/25/50	155,000	196,202
2.875%, 05/11/24	500,000	534,720
J2 Global
4.625%, 10/15/30(A)	150,000	153,551
Jabil
3.000%, 01/15/31	60,000	60,991
Microchip Technology
4.333%, 06/01/23	95,000	101,873
2.670%, 09/01/23(A)	85,000	88,640
Micron Technology
2.497%, 04/24/23	120,000	124,320
Oracle
4.100%, 03/25/61	145,000	151,153
3.950%, 03/25/51	165,000	171,221
2.950%, 11/15/24	250,000	267,223
2.875%, 03/25/31	105,000	106,683
Park Aerospace Holdings
5.500%, 02/15/24(A)	40,000	43,864
5.250%, 08/15/22(A)	30,000	31,354
4.500%, 03/15/23(A)	95,000	99,690
Qorvo
3.375%, 04/01/31(A)	30,000	30,400
Sabre GLBL
9.250%, 04/15/25(A)	15,000	17,925
Science Applications International
4.875%, 04/01/28(A)	15,000	15,469
Seagate HDD Cayman
4.125%, 01/15/31(A)	20,000	20,260
Western Union
1.350%, 03/15/26	150,000	148,585
Xilinx
2.375%, 06/01/30	175,000	172,917

		3,916,753

MATERIALS — 1.2%
Air Liquide Finance
2.500%, 09/27/26(A)	250,000	263,825
Air Products and Chemicals
1.500%, 10/15/25	35,000	35,744
Albemarle
4.150%, 12/01/24	250,000	275,280
Amcor Finance USA
3.625%, 04/28/26	200,000	218,969

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
Anglo American Capital
2.625%, 09/10/30(A)	$200,000	$197,042
Braskem America Finance
7.125%, 07/22/41(A)	280,000	326,200
Ecolab
4.800%, 03/24/30	15,000	17,962
FMG Resources August 2006 Pty
4.375%, 04/01/31(A)	130,000	135,038
Fresnillo
4.250%, 10/02/50(A)	200,000	196,000
Glencore Funding
2.500%, 09/01/30(A)	255,000	246,856
Graphic Packaging International
4.750%, 07/15/27(A)	35,000	38,106
International Flavors & Fragrances
5.000%, 09/26/48	140,000	175,157
International Paper
3.800%, 01/15/26	250,000	277,138
Koppers
6.000%, 02/15/25(A)	80,000	82,200
LYB International Finance II BV
3.500%, 03/02/27	250,000	272,383
Nutrien
3.375%, 03/15/25	250,000	270,032
OCP
5.625%, 04/25/24(A)	200,000	217,606
Orbia Advance
6.750%, 09/19/42(A)	205,000	260,863
Sealed Air
4.875%, 12/01/22(A)	55,000	57,613
4.000%, 12/01/27(A)	10,000	10,475
Sherwin-Williams
3.125%, 06/01/24	250,000	267,770
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(A)	200,000	214,750
Summit Materials
5.250%, 01/15/29(A)	10,000	10,525
Suzano Austria GmbH
3.750%, 01/15/31	65,000	66,544
Vale Overseas
3.750%, 07/08/30	85,000	89,420
Valvoline
4.250%, 02/15/30(A)	20,000	20,500
3.625%, 06/15/31(A)	60,000	58,650

		4,302,648

REAL ESTATE — 1.0%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	218,363
American Tower
3.550%, 07/15/27	250,000	272,840
AvalonBay Communities MTN
2.300%, 03/01/30	250,000	250,508
Boston Properties
3.200%, 01/15/25	250,000	267,996
Brixmor Operating Partnership
4.050%, 07/01/30	20,000	21,946
Crown Castle International
4.150%, 07/01/50	10,000	10,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
CyrusOne
2.150%, 11/01/30	$110,000	$102,943
ERP Operating
3.250%, 08/01/27	250,000	270,637
Forestar Group
3.850%, 05/15/26(A)	55,000	55,575
GLP Capital
5.375%, 04/15/26	150,000	169,685
5.300%, 01/15/29	215,000	244,337
4.000%, 01/15/30	5,000	5,292
3.350%, 09/01/24	15,000	15,891
Iron Mountain
4.500%, 02/15/31(A)	140,000	139,619
iStar
4.750%, 10/01/24	15,000	15,638
4.250%, 08/01/25	195,000	197,613
Lamar Media
4.000%, 02/15/30	40,000	40,413
3.750%, 02/15/28	100,000	100,886
3.625%, 01/15/31(A)	45,000	43,875
Outfront Media Capital
4.250%, 01/15/29(A)	95,000	94,383
Prologis
2.250%, 04/15/30	200,000	200,141
SBA Communications
4.875%, 09/01/24	38,000	38,903
3.125%, 02/01/29(A)	125,000	119,747
SL Green Operating Partnership
3.250%, 10/15/22	125,000	129,197
Ventas Realty
3.250%, 10/15/26	450,000	486,633
Welltower
2.750%, 01/15/31	50,000	50,662

		3,564,532

UTILITIES — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	384,202
AES
3.950%, 07/15/30(A)	20,000	21,516
3.300%, 07/15/25(A)	40,000	42,634
Atmos Energy
0.625%, 03/09/23	95,000	95,088
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	262,236
Boston Gas
3.001%, 08/01/29(A)	35,000	36,544
Connecticut Light & Power
4.000%, 04/01/48	250,000	290,452
DPL
4.125%, 07/01/25(A)	35,000	37,653
Duke Energy Carolinas
4.250%, 12/15/41	300,000	355,432
Edison International
4.950%, 04/15/25	10,000	11,194
Enel Americas
4.000%, 10/25/26	40,000	43,555

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Enel Generacion Chile
4.250%, 04/15/24	$45,000	$48,203
Entergy
2.800%, 06/15/30	70,000	71,257
Essential Utilities
2.704%, 04/15/30	60,000	61,059
Georgia Power
4.300%, 03/15/43	250,000	289,138
ITC Holdings
3.650%, 06/15/24	204,000	219,106
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	423,923
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	259,779
PacifiCorp
5.750%, 04/01/37	250,000	334,585
4.150%, 02/15/50	250,000	290,943
PG&E
5.250%, 07/01/30	65,000	69,388
5.000%, 07/01/28	70,000	73,325
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	549,597
Public Service of Colorado
4.100%, 06/15/48	250,000	291,115
Southern Power
0.900%, 01/15/26	250,000	244,567
Transelec
4.250%, 01/14/25(A)	200,000	217,752
Virginia Electric & Power
4.450%, 02/15/44	250,000	300,561
2.875%, 07/15/29	30,000	31,601

		5,356,405

Total Corporate Obligations
(Cost $93,275,032)		98,040,002

MORTGAGE-BACKED SECURITIES — 25.5%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.6%
FHLMC
5.000%, 02/01/49	1,201,002	1,331,850
4.500%, 09/01/48	1,902,797	2,078,218
4.000%, 12/01/44	2,532,007	2,759,760
3.500%, 12/01/46	7,882,328	8,555,073
3.000%, 08/01/49	2,710,925	2,866,617
2.500%, 06/01/50	1,092,392	1,139,572
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	72,574
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(E)	70,000	78,209
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(E)	15,000	16,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	$15,000	$16,747
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	112,593
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	89,642
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	176,203
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(E)	130,000	149,833
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	442,344	475,321
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	94,617	98,277
FNMA
5.000%, 06/01/48	402,131	447,294
4.500%, 10/01/49	4,105,662	4,484,449
4.000%, 12/01/45	5,343,501	5,760,429
3.500%, 06/01/29	5,133,837	5,515,380
3.182%, 09/01/27(E)	178,821	197,036
3.000%, 04/01/43	4,296,509	4,548,874
2.960%, 04/01/27	190,583	207,412
2.710%, 12/01/27	174,793	187,512
2.455%, 04/01/40	175,000	177,336
2.500%, 06/01/29	3,893,470	4,053,071
2.500%, 05/01/43	650,000	674,070
2.000%, 11/01/40	3,019,999	3,070,620
2.000%, 05/15/51	12,666,000	12,746,972
1.500%, 06/15/36	1,375,000	1,389,072
1.500%, 09/01/35	450,949	456,527
FNMA TBA
2.500%, 06/01/43	7,160,000	7,408,666
2.000%, 06/25/28	1,350,000	1,392,293
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	94,214	98,257
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	115,985	119,806
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	88,715	92,360
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	48,627	51,095
FNMA, Ser 2018-M10, Cl A2
3.482%, 07/25/28(E)	25,000	28,044
FNMA, Ser 2018-M2, Cl A2
2.999%, 01/25/28(E)	160,000	175,096
FNMA, Ser 2018-M7, Cl A2
3.150%, 03/25/28(E)	100,000	109,835
FNMA, Ser 2018-M8, Cl A2
3.436%, 06/25/28(E)	55,000	61,694

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2019-M12, Cl A2
2.885%, 06/25/29(E)	$500,000	$545,644
GNMA
5.000%, 04/20/47	251,395	278,791
4.500%, 06/20/47	511,986	561,285
4.238%, 10/20/65(E)	38,582	40,717
4.000%, 09/20/48	520,528	561,658
3.998%, 04/20/63(E)	48,530	49,269
3.500%, 02/20/48	1,337,734	1,430,625
3.000%, 10/20/46	676,739	713,765
GNMA TBA
2.500%, 06/01/45	1,375,000	1,425,596
2.000%, 06/15/51	1,050,000	1,068,990
GNMA, Ser 2015-H13, Cl FG
0.508%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	42,516	42,599
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	139,180	149,107

		80,338,376

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.9%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
1.566%, VAR ICE LIBOR USD 1 Month+1.460%, 11/25/35	420,646	410,825
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.205%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	202,318	207,811
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/38(A)(E) .	185,000	210,507
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	159,372
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	74,373
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	358,516
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
0.316%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	404,883	389,435
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
0.276%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	488,661	464,031
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(A)	55,000	58,180
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	134,559
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(A)	105,000	110,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A)(E)	$432,223	$421,724
CIM Trust, Ser 2021-R1, Cl A2
2.400%, 08/25/56(A)(E)	441,367	441,555
CIM Trust, Ser 2021-R3, Cl A1A
1.951%, 06/25/57(A)(E)	550,000	552,805
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl A4
3.102%, 12/15/72	165,000	177,136
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	197,215
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.057%, 08/25/35(E)	224,828	208,281
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	337,713
CSMC Trust 2013-8R, Ser 2013-8R, Cl 6A2
0.589%, VAR ICE LIBOR USD 1 Month+0.240%, 05/27/37(A)	247,243	246,864
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37(A)	100,000	107,797
CSMC Trust, Ser 2020-RPL5, Cl A1
3.023%, 08/25/60(A)(E)	472,511	480,342
DBWF 2018-AMXP Mortgage Trust, Ser 2018-AMXP, Cl A
3.873%, 05/05/35(A)(E) .	445,000	453,104
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(A)	115,000	121,253
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	75,000	79,406
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
0.315%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	443,939	413,291
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(A)	115,000	123,796
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/41(A)(E)	115,000	121,728
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	195,366
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(A)	110,000	119,581
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/40(A)	140,000	144,414
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A3
3.272%, 01/15/49	228,907	244,119

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/38(A)	$115,000	$120,446
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(E)	45,927	46,914
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(A)	145,000	147,751
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(E)	2,300	2,301
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(E)	27,598	28,141
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(E)	53,247	54,502
SFAVE Commercial Mortgage Securities Trust, Ser 5AVE, Cl A1
3.872%, 01/05/43(A)(E)	52,500	52,551
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
2.707%, 09/25/34(E)	154,594	156,241
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.296%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	417,436	397,852
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl AS
5.154%, 01/10/45(A)	265,000	269,611
WaMu Mortgage Pass- Through Certificates Trust, Ser 2005-AR15, Cl A1A1
0.626%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	328,674	323,363
WaMu Mortgage Pass- Through Certificates Trust, Ser 2005-AR17, Cl A1A1
0.646%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/45	300,805	290,130
WaMu Mortgage Pass- Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
0.766%, VAR ICE LIBOR USD 1 Month+0.660%, 01/25/45	321,965	320,734
Wells Fargo Commercial Mortgage Trust, Ser C33, Cl A3
3.162%, 03/15/59	177,326	189,144
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl AS
4.176%, 05/15/47	45,000	48,267

		10,213,110

Total Mortgage-Backed Securities
(Cost $88,745,765)		90,551,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — 23.2%

	Face Amount	Value
U.S. Treasury Bonds
3.875%, 08/15/40	$250,000	$320,674
3.750%, 08/15/41	250,000	316,533
3.625%, 08/15/43	250,000	312,656
3.125%, 08/15/44	250,000	290,078
3.000%, 02/15/49	250,000	286,885
2.875%, 08/15/45	250,000	278,486
2.750%, 08/15/42	250,000	273,711
2.500%, 02/15/45	250,000	260,615
2.500%, 02/15/46	250,000	260,225
1.875%, 02/15/41	2,162,000	2,055,251
1.875%, 02/15/51	6,270,000	5,694,924
1.375%, 08/15/50	250,000	200,117
U.S. Treasury Notes
2.875%, 05/31/25	400,000	436,406
2.750%, 02/15/24	500,000	534,062
2.625%, 12/31/25	1,561,000	1,693,258
2.625%, 02/15/29	250,000	272,227
2.250%, 11/15/24	250,000	265,479
2.125%, 05/31/26	385,000	408,777
2.000%, 02/15/25	250,000	263,652
2.000%, 08/15/25	250,000	263,984
1.875%, 08/31/22	500,000	511,719
1.875%, 09/30/22	500,000	512,402
1.625%, 02/15/26	1,090,000	1,131,301
1.625%, 10/31/26	840,000	868,678
1.500%, 02/28/23	500,000	512,246
1.500%, 08/15/26	250,000	257,207
1.375%, 08/31/23	500,000	513,399
1.250%, 03/31/28	40,000	39,856
1.250%, 04/30/28	420,000	418,097
1.125%, 02/29/28	250,000	247,344
1.125%, 02/15/31	3,983,000	3,801,276
0.750%, 03/31/26	5,435,000	5,411,222
0.750%, 04/30/26	1,330,000	1,323,142
0.500%, 02/28/26	6,630,000	6,527,960
0.500%, 08/31/27	250,000	239,453
0.375%, 11/30/25	250,000	245,606
0.375%, 01/31/26	265,000	259,638
0.250%, 05/31/25	250,000	246,113
0.125%, 01/31/23	4,610,000	4,608,199
0.125%, 02/28/23	10,420,000	10,414,709
0.125%, 03/31/23	3,195,000	3,193,003
0.125%, 04/30/23	1,330,000	1,329,013
0.016%, 08/17/21 (F)	2,195,000	2,194,926
0.007%, 08/03/21 (F)	2,390,000	2,389,951
United States Treasury Bills
0.057%, 06/10/21 (F)	3,155,000	3,154,967
0.052%, 08/12/21 (F)	3,585,000	3,584,874
0.040%, 08/19/21 (F)	910,000	909,959
0.023%, 05/04/21 (F)	3,290,000	3,290,000
0.023%, 05/11/21 (F)	2,230,000	2,229,996
0.023%, 10/21/21 (F)	970,000	969,896
0.016%, 05/18/21 (F)	290,000	289,999
0.016%, 05/25/21 (F)	350,000	349,999
0.016%, 07/01/21 (F)	830,000	829,980
0.014%, 07/29/21 (F)	3,850,000	3,849,860
0.001%, 05/13/21 (F)	940,000	939,999
0.001%, 05/06/21 (F)	375,000	375,000

Total U.S. Treasury Obligations (Cost $82,561,488)		82,658,989

SOVEREIGN DEBT — 19.9%

	Face Amount(1)		Value
Argentina Bonar Bond
36.109%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	$18,122
Argentina Treasury Bond BONCER
1.500%, 03/25/24	ARS	33,756,436	281,607
1.400%, 03/25/23	ARS	33,756,432	300,231
1.300%, 09/20/22	ARS	517,800	4,504
1.200%, 03/18/22	ARS	59,007,817	546,708
1.000%, 08/05/21	ARS	5,546,500	54,563
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	166,753
16.000%, 10/17/23	ARS	32,584,000	119,782
15.500%, 10/17/26	ARS	57,109,000	138,497
Brazil Letras do Tesouro Nacional
6.914%, 07/01/24 (F)	BRL	8,670,000	1,258,267
4.775%, 01/01/24 (F)	BRL	2,480,000	376,222
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/25	BRL	1,420,000	278,529
10.000%, 01/01/29	BRL	610,000	118,980
10.000%, 01/01/31	BRL	980,000	190,437
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	610,000	119,517
Colombian TES
10.000%, 07/24/24	COP	1,838,000,000	570,982
7.750%, 09/18/30	COP	3,496,600,000	982,544
7.000%, 05/04/22	COP	75,000,000	20,938
Columbia Government International Bond
4.125%, 05/15/51		200,000	188,422
Dominican Republic International Bond
5.300%, 01/21/41(A)		150,000	152,475
4.875%, 09/23/32(A)		150,000	156,975
Egypt Government International Bond
5.875%, 02/16/31(A)		200,000	192,756
Ghana Government International Bond
24.750%, 07/19/21	GHS	100,000	17,631
19.750%, 03/25/24	GHS	960,000	173,197
19.750%, 03/15/32	GHS	2,890,000	501,601
19.000%, 11/02/26	GHS	2,890,000	501,642
18.750%, 01/24/22	GHS	960,000	168,590
17.600%, 11/28/22	GHS	100,000	17,442
16.250%, 05/17/21	GHS	340,000	58,944
Indonesia Government International Bond
8.375%, 03/15/24	IDR	20,976,000,000	1,572,655
3.700%, 01/08/22(A)		200,000	204,228
Indonesia Treasury Bond
6.500%, 06/15/25	IDR	47,342,000,000	3,386,600
5.500%, 04/15/26	IDR	39,500,000,000	2,714,275

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
Japan Treasury Discount Bill
-0.108%, 05/25/21 (F)(G)	JPY	173,900,000	$1,591,276
-0.122%, 12/20/21 (F)(G)	JPY	182,400,000	1,670,191
-0.123%, 06/16/21 (F)(G)	JPY	31,900,000	291,920
-0.123%, 11/22/21 (F)(G)	JPY	160,750,000	1,471,799
-0.123%, 08/25/21 (F)(G)	JPY	557,300,000	5,101,014
-0.145%, 08/10/21 (F)(G)	JPY	352,000,000	3,221,732
-12.122%, 06/10/21 (F)(G)	JPY	92,100,000	842,802
-12.382%, 07/19/21 (F)(G)	JPY	110,600,000	1,012,215
Korea Monetary Stabilization Bond
0.905%, 04/02/23	KRW	2,860,000,000	2,569,414
Korea Treasury Bond
1.875%, 03/10/22	KRW	2,848,000,000	2,586,439
1.875%, 03/10/24	KRW	2,650,000,000	2,425,270
1.375%, 09/10/21	KRW	4,200,000,000	3,787,059
1.375%, 09/10/24	KRW	4,000,000,000	3,597,398
0.875%, 12/10/23	KRW	2,276,000,000	2,031,456
Letras de la Nacion Argentina con Ajuste por CER
0.274%, 09/13/21 (F)	ARS	4,734,572	36,780
-0.587%, 02/28/22 (F)(G)	ARS	2,437,200	16,182
-6.664%, 05/21/21 (F)(G)	ARS	7,159,952	45,872
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	79,958
8.500%, 05/31/29	MXN	20,150,800	1,108,100
8.000%, 12/07/23	MXN	7,727,000	407,086
7.250%, 12/09/21	MXN	75,180,000	3,770,617
6.750%, 03/09/23	MXN	3,313,000	168,669
6.500%, 06/09/22	MXN	64,744,000	3,255,226
5.750%, 03/05/26	MXN	9,600,000	469,621
Mexico Cetes
4.038%, 01/13/22 (F)	MXN	126,676,000	605,876
Mexico Government International Bond
3.771%, 05/24/61		200,000	177,932
Monetary Authority of Singapore Bill
0.360%, 07/16/21 (F)	SGD	1,730,000	1,299,186
0.321%, 05/21/21 (F)	SGD	1,650,000	1,239,721
0.255%, 05/14/21 (F)	SGD	250,000	187,847
Morocco Government International Bond
4.000%, 12/15/50(A)		200,000	180,024
Norway Government Bond
3.750%, 05/25/21 (A)	NOK	27,537,000	3,314,325
3.000%, 03/14/24 (A)	NOK	9,451,000	1,209,442
2.000%, 05/24/23 (A)	NOK	17,470,000	2,163,256
1.750%, 03/13/25 (A)	NOK	3,113,000	386,559
1.500%, 02/19/26 (A)	NOK	1,971,000	242,165
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	203,340
Peruvian Government International Bond
2.392%, 01/23/26		30,000	30,815
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	213,000

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
Republic of Ghana Government Bonds
18.300%, 03/02/26	GHS	100,000	$17,093
17.600%, 02/20/23	GHS	150,000	26,102
Saudi Government International Bond
3.250%, 10/26/26(A)		385,000	413,776
Singapore Treasury Bill
0.311%, 08/24/21 (F)	SGD	1,550,000	1,163,590
Ukraine Government International Bond
7.253%, 03/15/33(A)		200,000	200,000
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	64,602
8.500%, 03/15/28 (A)	UYU	7,050,000	166,973

Total Sovereign Debt (Cost $76,008,637)			70,618,336

ASSET-BACKED SECURITIES — 3.7%
AUTOMOTIVE — 1.0%
Avis Budget Rental Car Funding AESOP, Ser 2017- 1A, Cl A
3.070%, 09/20/23(A)		215,000	221,621
Avis Budget Rental Car Funding AESOP, Ser 2019- 1A, Cl A
3.450%, 03/20/23(A)		100,000	102,031
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34(A)		100,000	99,990
Ford Credit Floorplan Master Owner Trust, Ser 2019-3, Cl A1
2.230%, 09/15/24		1,000,000	1,026,483
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/26		800,000	799,073
Mercedes-Benz Auto Lease Trust, Ser 2021-A, Cl A4
0.320%, 10/15/26		500,000	499,016
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23		2,312	2,321
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/26		70,000	69,920
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/33(A)		500,000	509,214
Toyota Lease Owner Trust, Ser 2021-A, Cl A4
0.500%, 08/20/25(A)		250,000	250,054

			3,579,723

CREDIT CARDS — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2019- A1, Cl A1
2.840%, 12/15/24		1,000,000	1,020,886
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25		405,000	405,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

CREDIT CARDS (continued)
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	$1,000,000	$1,024,678

		2,451,413

MORTGAGE RELATED SECURITIES — 0.2%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2 0.386%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/36	168,675	167,402

Nomura Home Equity Trust, Ser 2006-HE1, Cl M1 0.721%, VAR ICE LIBOR USD 1 Month+0.615%, 02/25/36	168,285	167,698
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A 0.306%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	450,185	441,508

		776,608

OTHER ASSET-BACKED SECURITIES — 1.8%
American Airlines Pass- Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	267,109	271,875
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(E)	59,383	60,752
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(E) .	64,409	65,884
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1,Cl A
4.000%, 10/28/64(A)(E)	49,247	50,327
CLI Funding VIII, Ser 2021-1A, Cl A
1.640%, 02/18/46(A)	186,874	184,054
Continental Airlines Pass- Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/24	178,243	188,233
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(A)	85,935	89,605
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/51(A)	50,000	50,499
Invitation Homes Trust, Ser 2018-SFR2, Cl A 1.015%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37	308,049	308,338
Navient Student Loan Trust, Ser 2014-3, Cl A 0.726%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	237,048	234,182

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A 0.726%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	$230,265	$230,474

Nelnet Student Loan Trust, Ser 2014-4A, Cl A2 1.056%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	305,923

Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I 4.262%, 09/05/48(A)	180,375	180,815

Progress Residential 2019- SFR2 Trust, Ser 2019-SFR2, Cl A 3.147%, 05/17/36(A)	192,507	197,321

SLM Student Loan Trust, Ser 2007-2, Cl B 0.346%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	344,517

SLM Student Loan Trust, Ser 2007-7, Cl A4 0.506%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	220,295	214,347

SLM Student Loan Trust, Ser 2008-5, Cl A4 1.876%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	74,408	75,335

SLM Student Loan Trust, Ser 2008-6, Cl A4 1.276%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	323,903	323,904

SLM Student Loan Trust, Ser 2008-6, Cl B 2.026%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	313,953

SLM Student Loan Trust, Ser 2008-9, Cl A 1.676%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	115,032	116,122

SLM Student Loan Trust, Ser 2011-2, Cl A2 1.306%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	152,378

SLM Student Loan Trust, Ser 2012-1, Cl A3 1.056%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	216,139	213,439

SLM Student Loan Trust, Ser 2014-1, Cl A3 0.706%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	190,728	184,775

SMB Private Education Loan Trust, Ser 2021-A, Cl APT2 1.070%, 01/15/53(A)	96,356	95,459

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust, Ser 2005-2, Cl M5 1.096%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	$139,709	$141,455

Textainer Marine Containers VII, Ser 2021-1A, Cl A 1.680%, 02/20/46(A)	98,667	96,795

Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12 2.750%, 11/25/60(A)(E) .	17,953	17,968

Towd Point Mortgage Trust, Ser 2015-4, Cl M2 3.750%, 04/25/55(A)(E)	195,000	205,405

Towd Point Mortgage Trust, Ser 2017-1, Cl A1 2.750%, 10/25/56(A)(E)	221,199	224,953

Triton Container Finance VIII, Ser 2021-1A, Cl A 1.860%, 03/20/46(A)	99,292	97,692

Verizon Owner Trust, Ser 2018-A, Cl B 3.380%, 04/20/23	1,000,000	1,021,743

		6,258,522

Total Asset-Backed Securities (Cost $12,953,618)		13,066,266

MUNICIPAL BONDS — 2.4%
Arkansas — 0.1%
University of Arkansas, Ser S, RB 2.730%, 11/01/31	250,000	262,175

California — 0.5%
Los Angeles City, Wastewater System Revenue, RB 5.713%, 06/01/39	300,000	407,376

Norman Y Mineta San Jose International Airport SJC, Ser C, RB 3.290%, 03/01/41	250,000	253,127

University of California, Ser AS, RB 3.552%, 05/15/39	500,000	557,492

University of California, Regents Medical Center, Ser M, RB 2.859%, 05/15/30	500,000	530,072

University of California, Regents Medical Center, Ser N, RB 3.256%, 05/15/60	215,000	218,510

		1,966,577

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB 3.494%, 10/01/36	500,000	492,719

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	259,911

MUNICIPAL BONDS (continued)

	Face Amount	Value

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Ser A, RB
1.654%, 07/01/25	$100,000	$103,242

Montana — 0.1%
Montana State, Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	494,722

New York — 0.4%
Metropolitan Transportation Authority, Ser C2, RB
5.175%, 11/15/49	25,000	31,544
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	659,850
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.508%, 08/01/37	120,000	158,694
New York City Water & Sewer System, Ser GG-, RB
4.000%, 06/15/50	50,000	58,377
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	267,359
New York State, New York City, Ser D, GO
1.823%, 08/01/30	110,000	106,622

		1,282,446

Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	262,988

Oregon — 0.1%
Oregon State, Department of Transportation, Ser B, RB
2.951%, 11/15/33	250,000	266,206

Pennsylvania — 0.1%
University of Pittsburgh of the Commonwealth System of Higher Education, Ser C-REMK, RB
3.005%, 09/15/41	250,000	255,517

Texas — 0.5%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	265,646
Grand Parkway Transportation, Ser B, RB
3.236%, 10/01/52	275,000	278,055
Houston, Combined Utility System Revenue, Ser E, RB
3.923%, 11/15/30	250,000	287,867
North Texas Tollway Authority, RB
2.527%, 01/01/35	250,000	247,674
Texas State, GO
2.884%, 04/01/33	250,000	267,911

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

MUNICIPAL BONDS (continued)

	Face Amount	Value

Texas (continued)
Texas Tech University System, RB
2.153%, 02/15/34	$400,000	$395,135

		1,742,288

Virginia — 0.0%
University of Virginia, Ser A, RB
3.227%, 09/01/19	175,000	158,173

Washington — 0.1%
Washington State University, Ser A, RB
3.163%, 10/01/38	250,000	259,701

West Virginia — 0.2%
West Virginia University, RB
2.429%, 10/01/35	250,000	247,781
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	612,343

		860,124

Total Municipal Bonds (Cost $8,339,269)		8,666,789

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
4.000%, 09/01/28	315,000	372,248
3.250%, 06/09/28	250,000	282,397
2.375%, 09/10/21	250,000	252,021
FHLMC
2.750%, 06/19/23	250,000	263,531
FNMA
2.625%, 09/06/24	250,000	268,335
2.125%, 04/24/26	250,000	265,239
2.000%, 05/15/28	525,000	542,145
1.875%, 09/24/26	500,000	524,181
0.750%, 10/08/27	500,000	484,414
0.250%, 07/10/23	300,000	300,229
GNMA
2.500%, 05/15/46	125,000	129,863
Tennessee Valley Authority
4.625%, 09/15/60	215,000	300,472
4.250%, 09/15/65	320,000	422,338

Total U.S. Government Agency Obligations (Cost $4,254,310)		4,407,413

LOAN PARTICIPATION NOTES — 0.9%

AEROSPACE AND DEFENSE — 0.0%
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.363%, VAR LIBOR+2.250%, 12/09/25	68,860	67,969
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.363%, VAR LIBOR+2.250%, 08/22/24	37,060	36,607

		104,576

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

BROADCASTING AND ENTERTAINMENT — 0.0%
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.611%, VAR LIBOR+2.500%, 11/18/24	$69,389	$68,314
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.115%, VAR LIBOR+2.000%, 04/30/28	75,980	74,935

		143,249

BUILDING AND DEVELOPMENT — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan
2.115%, 01/15/27	109,722	108,734
Beacon Roofing Supply, Inc., 2028 Term Loan
0.000%, 04/21/28	116,923	116,485
Quikrete Holdings, Inc., Initial Term Loan
2.613%, 02/01/27(E)	109,722	108,579
Summit Materials, LLC, Term Loan, 1st Lien
2.156%, VAR LIBOR+2.000%, 11/21/24	148,966	148,344

		482,142

BUSINESS EQUIPMENT AND SERVICES — 0.1%
AECOM (fka AECOM Technology Corporation), Incremental Term B Facility, 1st Lien
1.863%, VAR LIBOR+1.750%, 04/13/28	60,000	59,888
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/24	145,293	145,062
WEX Inc., Term B Loan, 1st Lien
2.363%, VAR LIBOR+2.250%, 03/19/28	77,271	76,920

		281,870

CABLE AND SATELLITE TELEVISION — 0.1%
CSC Holdings Inc. Term Loan B (2017)
2.365%, VAR LIBOR+2.250%, 07/17/25	108,866	107,508
E.W. Scripps Company, The, Tranche B-3 Term Loan, 2nd Lien
3.750%, VAR LIBOR+3.000%, 01/07/28	44,888	44,782
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 09/30/26	64,025	63,125
Virgin Media Bristol LLC, N Facility, Term Loan 1st Lien
2.615%, VAR LIBOR+2.500%, 01/31/28	110,000	109,038

		324,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

DIVERSIFIED/CONGLOMERATE SERVICE — 0.0%
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.863%, VAR LIBOR+1.750%, 11/16/26	$98,600	$97,833

ELECTRONICS/ELECTRICAL — 0.1%
Sabre GLBL Inc., 2020 Other Term B Loan, 2nd Lien
4.750%, VAR LIBOR+4.000%, 12/17/27	19,950	20,103
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
1.863%, VAR LIBOR+1.750%, 04/16/25	107,465	106,194
Uber Technologies, Inc., 2021 Refinancing Term Loan, 1st Lien
0.000%, 02/25/27	107,468	107,199
UPC Financing Partnership , Facility AT, Term Loan, 1st Lien
2.412%, VAR LIBOR+2.250%, 04/30/28	73,419	72,079

		305,575

FINANCIAL INTERMEDIARIES — 0.1%
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.613%, VAR LIBOR+2.500%, 02/02/28	74,988	74,238
WMG Acquisition Corp., Tranche G Term Loan
0.000%, 01/20/28	52,250	51,858
Zebra Buyer LLC, Term Loan, 1st Lien
0.000%, 04/21/28	47,500	47,426

		173,522

HEALTH CARE — 0.1%
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
2.863%, VAR LIBOR+2.750%, 11/27/25	117,714	117,347
Elanco Animal Health Incorporated, Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 08/01/27	109,638	108,052
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.085%, VAR LIBOR+2.000%, 11/15/27	49,375	48,765

		274,164

INDUSTRIAL EQUIPMENT — 0.0%
Altra Industrial Motion Corp., Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 09/26/25	33,918	33,695

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

INSURANCE — 0.1%
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.363%, VAR LIBOR+3.250%, 12/23/26	$127,162	$126,228
Asurion, LLC, Replacement B-6 Term Loan, 1st Lien
3.113%, VAR LIBOR+3.000%, 11/03/23	24,763	24,696
USI, Inc., 2019 New Term Loan, 1st Lien
3.453%, VAR LIBOR+3.250%, 12/02/26	24,688	24,445

		175,369

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.1%
Churchill Downs Incorporated, 2021 Incremental Term B Loan
2.120%, 03/17/28	130,435	129,457
Frontdoor, inc., Initial Term Loan, 1st Lien
4.125%, VAR US LIBOR+2.250%, 08/14/25	14,642	14,587
Meredith Corporation, Tranche B-2 Term Loan
2.646%, 01/31/25	110,852	109,390

		253,434

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON- ELECTRONIC) — 0.0%
Nielsen Finance LLC (VNU, Inc.), Term B-4 Loan, 1st Lien
2.103%, VAR US LIBOR+2.250%, 10/04/23	133,943	133,577

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.1%
1011778 B.C. Unlimited Liability Company, Term B- 4 Loan, 1st Lien
1.863%, VAR LIBOR+1.750%, 11/19/26	182,688	179,690
Aramark Intermediate HoldCo Corporation, U.S. Term B-5 Loan, 1st Lien
0.000%, 04/01/28	74,916	74,541

		254,231

REAL ESTATE — 0.0%
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 12/15/23	35,228	35,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

RETAIL STORES — 0.0%
Iron Mountain Information Management, LLC, Incremental Term B Loan, 1st Lien
1.863%, VAR US LIBOR+2.500%, 01/02/26	$112,393	$110,988

SERVICE — 0.0%
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1st Lien
2.438%, VAR LIBOR+2.250%, 09/13/26	29,550	29,107

UTILITIES — 0.0%
Calpine Corporation, Term Loan
2.120%, VAR LIBOR+2.250%, 04/05/26	32,197	31,735
Calpine Corporation, Term Loan B-10
2.113%, 08/12/26	42,613	42,014
PG&E Corporation, Term Loan, 1st Lien
3.500%, VAR LIBOR+4.500%, 06/23/25	89,325	88,935

		162,684

Total Loan Participation Notes (Cost $3,385,262)		3,375,520

Total Investments in Securities— 104.4% (Cost $369,523,381)		371,384,801

PURCHASED SWAPTION *(G) — 0.0%

	Contracts	Value

Total Purchased Swaptions — 0.0% (Cost $13,275)	450,000	$26,332

A list of the open OTC swaption contracts held by the Fund at April 30, 2021, is as follows:

PURCHASED SWAPTION — 0.0%
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value
Put Swaptions — 0.0% 3Y30Y Put*	Bank of America Merill Lynch	450,000	$2.75	01/20/24	$26,332

Total Purchased Swaption
(Cost $13) ($ Thousands)					$26,332

A list of the open futures contracts held by the Fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	8	Jul-2021	$991,891	$991,500	$(391)
U.S. Ultra Long Treasury Bond	7	Jun-2021	1,332,572	1,301,344	(31,228)

			$2,324,463	$2,292,844	$(31,619)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	05/03/21-11/03/21	CAD	3,838,286	EUR	5,915,730	$189,554
Citigroup	05/04/21-01/27/22	INR	4,270,930	USD	320,142,810	6,380
Bank of America	05/20/21-10/15/21	CNY	7,861,365	USD	51,590,760	70,891
Citigroup	05/20/21-10/26/21	USD	12,942,517	EUR	15,670,145	64,291
Deutsche Bank	05/27/21-07/01/21	SEK	3,018,766	USD	26,273,757	86,551
Citigroup	06/11/21-08/23/21	JPY	5,130,706	AUD	428,021,460	(34,607)
Deutsche Bank	06/15/21-09/15/21	NOK	1,425,322	EUR	15,090,038	96,946
Citigroup	06/15/21-08/24/21	USD	504,371,966	JPY	4,670,948	53,581
Deutsche Bank	06/15/21-10/06/21	SEK	2,425,428	EUR	24,864,150	16,984
Citigroup	06/15/21-08/24/21	JPY	4,847,109	USD	504,371,966	(229,742)
HSBC	06/16/21-07/13/21	AUD	113,252,418	JPY	1,350,000	3,435
Citigroup	06/25/21-10/25/21	EUR	680,822,344	JPY	5,225,421	59,389
Citigroup	06/25/21-10/25/21	JPY	5,225,421	EUR	667,327,095	(182,980)
HSBC	06/29/21	MXN	123,998	USD	2,560,214	1,511
Citigroup	06/29/21-08/23/21	USD	165,104,214	MXN	7,934,885	(123,403)
Citigroup	10/21/21-10/26/21	USD	1,350,000	AUD	1,046,001	5,344

						$84,125

Percentages are based on net assets of $355,659,597.

(1)	In U.S. Dollar unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security in default on interest payments.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of April 30, 2021 was $123,050 and represented 0.0% of Net Assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Central Bank of Argentina’s average rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan Onshore

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norway Krone

RB — Revenue Bond

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$97,916,952	$123,050	$98,040,002
Mortgage-Backed Securities	—	90,551,486	—	90,551,486
U.S. Treasury Obligations	—	82,658,989	—	82,658,989
Sovereign Debt	—	70,618,336	—	70,618,336
Asset-Backed Securities	—	13,066,266	—	13,066,266
Municipal Bonds	—	8,666,789	—	8,666,789
U.S. Government Agency
Obligations	—	4,407,413	—	4,407,413
Loan Participation Notes	—	3,375,520	—	3,375,520

Total Investments in Securities	$—	$371,261,751	$123,050	$371,384,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$26,332	$—	$—	$26,332
Futures Contracts *
Unrealized Depreciation	(31,619)	—	—	(31,619)
Forward Contracts *
Unrealized Appreciation	—	654,857	—	654,857
Unrealized Depreciation	—	(570,732)	—	(570,732)

Total Other Financial Instruments	$ (5,287)	$84,125	$—	$78,838

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as $ — are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$472,589,821	$371,384,801
Foreign Currency, at Value ††	1,720,834	—
Cash and Cash Equivalents	7,337,587	13,098,121
Cash Pledged as Collateral for Futures Contracts	—	219,000
Cash Pledged as Collateral for Forward Contracts	—	410,000
Receivable for Investment Securities Sold	1,100,928	37,986,427
Reclaims Receivable	962,056	—
Dividends and Interest Receivable	740,837	1,948,067
Unrealized Appreciation on Forward Foreign Currency Contracts	12,984	654,857
Receivable for Capital Shares Sold	4,776	205,264
Purchased Option/Swaption Contracts, at Value †††	—	26,332
Variation Margin Receivable	—	2,500
Receivable from Shareholder Servicing Fees	—	9,825
Prepaid Expenses	8,741	7,894

Total Assets	484,478,564	425,953,088

Liabilities:
Payable for Investment Securities Purchased	1,311,063	69,445,558
Payable for Capital Shares Redeemed	404,300	—
Investment Advisory Fees Payable - Note 6	247,427	77,277
Accrued Foreign Capital Gains Tax	191,633	—
Shareholder Servicing Fees Payable	105,997	—
Payable due to Custodian	96,394	—
Payable due to Administrator	39,771	29,494
Payable due to Trustees	16,051	12,141
Unrealized Depreciation on Forward Foreign Currency Contracts	13,641	570,732
Chief Compliance Officer Fees Payable	8,077	6,135
Management Fees Payable - Note 6	3,946	2,922
Unrealized Depreciation on Spot Foreign Currency Contracts	8	17,095
Other Accrued Expenses	97,989	132,137

Total Liabilities	2,536,297	70,293,491

Net Assets	$481,942,267	$355,659,597

† Cost of Investments	$317,103,268	$369,523,381
†† Cost of Foreign Currency	1,711,137	323,494
†††† Cost of Purchased Option/Swaption Contracts	—	13,275

NET ASSETS CONSIST OF:
Paid-in Capital	$293,620,263	$357,975,911
Total Distributable Earnings/(Loss)	188,322,004	(2,316,314)

Net Assets	$481,942,267	$355,659,597

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	30,760,588	35,550,051

Net Asset Value, Offering and Redemption Price Per Share	$15.67	$10.00

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six-months ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Core Plus Bond Fund
Investment Income
Dividends	$4,069,384	$--
Dividends from Master Limited Partnerships	38,002	--
Income Distributions from Registered Investment Companies	4,115	--
Interest	307	3,736,806
Less: Foreign Taxes Withheld	(214,615)	(34,682)

Total Investment Income	3,897,193	3,702,124

Expenses
Investment Advisory Fees - Note 6	1,397,215	466,929
Administration Fees - Note 5	223,237	173,476
Shareholder Servicing Fees - Note 5	84,584	63,033
Trustees’ Fees	32,025	25,300
Management Fees - Note 6	22,737	17,656
Chief Compliance Officer Fees	13,021	10,302
Custodian Fees	69,532	45,511
Legal Fees	36,395	29,066
Transfer Agent Fees	24,800	23,556
Audit Fees	21,055	18,395
Printing Fees	18,430	14,126
Registration Fees	10,713	10,224
Insurance and Other Expenses	86,925	105,755

Total Expenses	2,040,669	1,003,329

Less:
Commission Recapture - Note 5	(2)	--

Net Expenses	2,040,667	1,003,329

Net Investment Income	1,856,526	2,698,795

Net Realized Gain (Loss) on:
Investments	34,000,507	143,558
Capital Gain Distributions from Registered Investment Companies	71,123	--
Futures Contracts	--	(205,742)
Forward Foreign Currency Contracts	(84,315)	(3,112,553)
Foreign Currency Transactions	(13,697)	(2,562,726)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	80,582,806	(348,160)
Futures Contracts	--	25,107
Purchased Option/Swaption Contracts	--	13,057
Forward Foreign Currency Contracts	(46,869)	92,107
Foreign Currency Transactions	22,237	(8,802)
Accrued Foreign Capital Gains Tax on Appreciated Securities	32,722	--

Net Realized and Unrealized Gain (Loss)	114,564,514	(5,964,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,421,040	$(3,265,359)

Amounts designated as “--“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Core Plus Bond Fund
	Six-Months Ended April 30, 2021 (unaudited)	Year ended October 31, 2020	Six-Months Ended April 30, 2021 (unaudited)	Year ended October 31, 2020
Operations:
Net Investment Income	$1,856,526	$3,160,232	$2,698,795	$7,463,052
Net Realized Gain (Loss) on Investments, Written Options/Swaptions, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	33,973,618	7,941,179	(5,737,463)	(2,466,642)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	80,590,896	4,272,657	(226,691)	6,880,880

Net Increase (Decrease) in Net Assets Resulting from Operations	116,421,040	15,374,068	(3,265,359)	11,877,290

Distributions	(8,793,332)	(43,100,881)	(1,432,341)	(6,768,644)
Capital Share Transactions:
Issued	4,341,452	25,277,922	23,727,567	57,773,914
Reinvestment of Dividends	3,027,451	43,073,353	1,432,341	6,764,019
Redeemed	(29,667,429)	(148,143,654)	(19,382,319)	(96,264,148)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(22,298,526)	(79,792,379)	5,777,589	(31,726,215)

Total Increase (Decrease) in Net Assets	85,329,182	(107,519,192)	1,079,889	(26,617,569)

Net Assets:
Beginning of Year/Period	396,613,085	504,132,277	354,579,708	381,197,277

End of Year/Period	$481,942,267	$396,613,085	$355,659,597	$354,579,708

Shares Issued and Redeemed:
Issued	294,686	2,264,236	2,347,656	5,753,993
Reinvestment of Dividends	215,550	3,434,810	140,014	684,016
Redeemed	(2,042,731)	(12,832,489)	(1,921,208)	(9,701,325)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,532,495)	(7,133,443)	566,462	(3,263,316)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2021 (Unaudited) and for the years or period ended and October 31, For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)(1)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2021@	$12.28	$0.06	$3.61	$3.67	$(0.07)	$(0.21)	$(0.28)	$15.67	30.12%	$481,942	0.90%	0.90%	0.82%	29%
2020	$12.79	$0.09	$0.51	$0.60	$(0.18)	$(0.93)	$(1.11)	$12.28	4.57%	$396,613	1.00%	1.00%	0.73%	96%
2019	$12.94	$0.15	$0.95	$1.10	$(0.29)	$(0.96)	$(1.25)	$12.79	10.19%	$504,132	1.04%	1.04%	1.23%	100%
2018	$14.39	$0.18	$(0.81)	$(0.63)	$(0.17)	$(0.65)	$(0.82)	$12.94	(4.75)%	$1,093,849	0.87%	0.88%	1.28%	56%
2017	$11.58	$0.14	$2.79	$2.93	$(0.12)	$--	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$ (0.76)	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
Core Plus Bond Fund
2021@	$10.14	$0.08	$(0.18)	$(0.10)	$(0.04)	$--	$(0.04)	$10.00	(0.98)%	$355,660	0.57%	0.57%	1.53%	116%
2020	$9.97	$0.21	$0.14	$0.35	$(0.18)	$--	$(0.18)	$10.14	3.56%	$354,580	0.58%	0.58%	2.05%	188%
2019	$9.54	$0.29	$0.53	$0.82	$(0.39)	$--	$(0.39)	$9.97	8.73%	$381,197	0.56%	0.56%	3.00%	150%
2018	$10.01	$0.29	$(0.44)	$(0.15)	$(0.32)	$--	$(0.32)	$9.54	(1.49)%	$407,586	0.50%	0.50%	2.99%	149%
2017	$9.96	$0.25	$— **	$0.25	$(0.20)	$--	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%
2016#	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$--	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

@	For the six months ended April 30, 2021 (Unaudited). All ratios for the period have been annualized.
#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.
*	Per unit data calculated using average units method.
**	Amount represents less than $0.01.
(1)	Ratio does not include expenses associated with underlying funds.

Amounts designated as “--“ are $(0.00).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 43 funds. The financial statements herein are those of the Cornerstone Advisors Funds. Pathstone Family Office, LLC is the Investment Advisor for the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and, collectively, the “Funds”). The Global Public Equity Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds are classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Pathstone Family Office, LLC, (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, the Global Public Equity Fund had six fair valued securities which amounted to $80 and represented 0.0% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the six months ended April 30, 2021, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the six months ended April 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended April 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts —The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2021, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2021, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer the each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2021, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of April 30, 2021, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund will distribute its net investment income and make distributions of its net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

The fair value of derivative instruments as of April 30, 2021, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$ 654,857		Unrealized depreciation on forward foreign currency contracts	$ 570,732
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	31,619	*
	Net Assets — Purchased Swaptions, at value	26,332		Net Assets — Written Swaptions, at value	—

Total Derivatives not accounted for as hedging instruments		$ 681,189			$ 602,351

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$(3,112,553)	$(3,112,553)
Interest rate contracts	(205,742)	—	(205,742)
Total	$(205,742)	$(3,112,553)	$(3,318,295)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Purchased Swaptions	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$92,107	$—	$92,107
Interest rate contracts	25,107	—	13,057	38,164
Total	$25,107	$92,107	$13,057	$130,271

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

The average notional value of futures contracts, forward foreign currency contracts, and swap contracts, was as follows for the six months ended April 30, 2021:

Global Public Equity Fund	Forwards - Long	Forwards - Short

Average Notional Amount Outstanding	$—	$3,881,574

Core Plus Bond Fund	Forwards - Long	Forwards - Short	Futures - Long	Purchased Swaptions - Long

Average Notional Amount Outstanding	$56,300,533	$33,513,867	$1,718,698	$ 15,862

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2021, the Global Public Equity Fund and the Core Plus Bond Fund paid $223,237 and $173,476, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $2, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2021, the Funds earned credits which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

Brown Brothers & Harriman (“BBH”) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

As of April 30, 2021, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund	Core Plus Bond Fund
ClariVest Asset Management LLC	Franklin Advisers, Inc.
Driehaus Capital Management LLC	Loomis, Sayles & Company, L.P.
EAM Investors, LLC	Metropolitan West Asset Management LLC
LSV Asset Management	Sun Life Capital Management (US) LLC
Marsico Capital Management LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2021, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$127,189,932	$159,563,400	$—	$—
Core Plus Bond Fund	35,230,317	28,613,824	346,297,234	341,957,635

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2020 and October 2019, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Global Public Equity Fund
2020	$7,038,242	$36,062,639	$43,100,881
2019	16,241,006	80,037,854	96,278,860
Core Plus Bond Fund
2020	$6,768,644	—	$6,768,644
2019	15,405,290	—	15,405,290

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Global Public Equity Fund	$1,885,720	$6,576,118	$—	$72,232,467	$(9)	$80,694,296
Core Plus Bond Fund	337,881	—	(45,898)	2,081,427	7,976	2,381,386

The Core Plus Bond Fund utilized $2,244,247 of capital loss during the year. The Core Plus Bond Fund has $45,898 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities held by the Funds at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Public Equity Fund	$317,103,268	$162,070,387	$(6,583,834)	$155,486,553
Core Plus Bond Fund	369,523,381	9,527,633	(7,666,213)	1,861,420

Tax cost on investments is different than book cost due to temporary differences. Temporary differences primarily consist of wash sales, investment in master limited partnerships and passive foreign investment companies.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

9. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund’s share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of risks associated with the Funds are included in the Funds’ prospectus.

Because an Underlying Fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Funds’ use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Funds and each of the Underlying Funds.

Allocation Risk — The Adviser’s judgment about, and allocations among, Underlying Funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund’s performance.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. The proceeds from the sale of a bank loan would also not be available to the Fund for making additional investments or meeting its redemption obligations during an extended trade settlement period.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on anti-fraud protections of the federal securities laws.

Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner.

Negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade ratings. In addition, the credit rating of a company’s convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered “junior” securities — that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund is subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, options, forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Leverage risk, liquidity risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices and prices of other equity securities will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Exchange-Traded Funds (“ETFs”) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency values relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Government Agencies Risk — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Geographic Risk — The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Growth Investment Style Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Inflation-Protected Securities Risk — The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Company Risk — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which such other investment companies invest. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Bonds Risk — The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Portfolio Turnover Risk — Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Model Risk — Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Sector Focus Risk — Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks are described in the Funds’ Prospectus.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Sovereign Debt Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Structured Notes Risk — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Underlying Fund Risk — The Fund’s performance is subject to the risks associated with the securities and other investments held by the Underlying Funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses.

Unregistered Fund Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the Investment Company Act of 1940, as amended (the “1940 Act”), to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk — U.S. Government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Value Investment Style Risk — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

10. Other:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Core Plus Bond Fund.	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. New Accounting Pronouncements:

In October 2020, FASB issued Accounting Standards Update (“ASU”), ASU 2020-08, Receivables — Nonrefundable Fees and Other Costs (Codification Improve-ments Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. ASU 2020-08 is an update of ASU No. 2017-08, which amends the amor-tization period of certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if appli-cable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The adoption of this guidance did not have a material impact on the financial statements. In August 2018, The FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Cornerstone Advisors Global Public Equity Fund
Actual Fund Return	$1,000.00	$1,301.20	0.90%	$5.14
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Cornerstone Advisors Core Plus Bond Fund
Actual Fund Return	1,000.00	$990.20	0.57%	$2.81
Hypothetical 5% Return	1,000.00	$1,021.97	0.57%	$2.86

*	Expenses are equal to the Funds annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Board Considerations in Renewing Sub-Advisory Agreements for the Cornerstone Advisors Global Public Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2021 (the “February Meeting”) to decide whether to renew the sub-advisory agreements (the “Agreements”) between Pathstone Family Office, LLC (the “Adviser”) and the following sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Fund for additional one-year terms:

  Sub-Adviser

  LSV Asset Management

  Parametric Portfolio Associates LLC

  Thornburg Investment Management, Inc.

The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s sub-advisory fees paid to the Sub-Advisers and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Advisers and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

The Fund service providers presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Fund and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Advisers were sufficient to support renewal of the Agreements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Investment Performance of the Fund and the Sub-Advisers

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding factors impacting the Sub-Advisers’ performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Fund to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Fund were not unreasonable.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Board Considerations in Approving the Parametric Portfolio Associates LLC Sub-Advisory Agreement for the Cornerstone Advisors Global Public Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the sub-advisory agreements of the Cornerstone Advisors Global Public Equity Fund (the “Fund”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On March 1, 2021, Eaton Vance Corp., the ultimate parent company of Parametric Portfolio Associates LLC (the “Sub-Adviser”), was acquired by Morgan Stanley (the “Transaction”). In anticipation that the Transaction would likely be deemed to result in a change of control of the Sub-Adviser under the 1940 Act resulting in the assignment, and automatic termination, of the prior sub-advisory agreement between Pathstone Family Office, LLC (the “Adviser”) and the Sub-Adviser with respect to the Fund (the “Prior Sub-Advisory Agreement”), a Board meeting was held via videoconference on February 23, 2021 (the “February Meeting”) to decide whether to approve a new sub-advisory agreement between the Adviser and the Sub-Adviser, on behalf of the Fund, for an initial two-year term (the “New Sub-Advisory Agreement”).

The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic.

At the February Meeting, in connection with its approval of the New Sub-Advisory Agreement, the Board considered materials provided by the Sub-Adviser and reviewed by the Board in advance of the February Meeting that detailed, among other things, the terms, conditions and expected timing of the Transaction, the reasons that the Sub-Adviser was undergoing the Transaction, the implications of the Transaction on the Sub-Adviser’s business and the pre- and post-Transaction structure of the Sub-Adviser. In recognition of the fact that the Transaction had not been consummated at the time of the February Meeting and that the Board was being asked to approve the Sub-Adviser as it was expected to exist after the consummation of the Transaction as an investment sub-adviser to the Fund, the materials provided by the Sub-Adviser addressed the Sub-Adviser as it was expected to exist after the consummation of the Transaction. The Board, in considering the New Sub-Advisory Agreement in the context of the Transaction, relied upon representations from the Sub-Adviser that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Fund by the Sub-Adviser; (ii) the Sub-Adviser did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Fund were not expected to change in connection with the Transaction.

At the February Meeting, the Board also considered the terms of the New Sub-Advisory Agreement and noted the New Sub-Advisory Agreement has the same advisory fees as, and does not materially differ from, the Prior Sub-Advisory Agreement. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the renewal of the Prior Sub-Advisory Agreement, which had occurred earlier that day during the February Meeting, as part of its considerations to approve the New Sub-Advisory Agreement and recommend the approval of the New Sub-Advisory Agreement to the Fund’s shareholders.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Sub-Advisory Agreement at the February Meeting, and the conclusions made by the Board when determining to renew the Prior Agreement for an additional one-year term.

Specifically, the Board requested and received written materials from the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s sub-advisory fees paid to the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Adviser and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

The Fund service providers presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Sub-Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2021 (Unaudited)

Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Sub-Advisory Agreement. The Trustees also reviewed the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was available to the Board, as were the responses of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Adviser were sufficient to support renewal of the Prior Sub-Advisory Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Adviser’s contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Adviser provided information regarding factors impacting the Sub-Adviser’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Prior Sub-Advisory Agreement.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees also considered that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margin of the Sub-Adviser with respect to the management of the Fund was not unreasonable.

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Notes

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

1-888-762-1442

Investment Adviser

Pathstone Family Office, LLC

10 Sterling Boulevard, Suite 402

Englewood, New Jersey 07631

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

COR-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021